                                                               File No. 33-47216
                                                                        811-6632
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 7
                                                    ----

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 9
                                             ---

         Allmerica Select Separate Account of SMA Life Assurance Company
         ---------------------------------------------------------------
                              (Exact Name of Trust)

                           SMA Life Assurance Company
                               440 Lincoln Street
                               Worcester MA 01653

                                 (508) 855-1000
                                 --------------
               (Registrant's telephone number including area code)


                   Abigail M. Armstrong, Secretary and Counsel
                           SMA Life Assurance Company
                               440 Lincoln Street
                               Worcester MA 01653
                (Name and complete address of agent for service)


             It is proposed that this filing will become effective:

               ___on__________________pursuant to paragraph (a) of Rule 485
               ___60 days after filing pursuant to paragraph (a) of Rule 485
               ___immediately after filing pursuant to paragraph (b) of Rule 485
                 X on   October 1, 1995  pursuant to paragraph (b) of Rule 485
               ---    ------------------

                            VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1994 was filed on February 23, 1995.

             Cross Reference Sheet Showing Location in Prospectus of
                          Items Called for by Form N-4


Form N-4 Item No.                 Caption in Prospectus
-----------------                 ---------------------


1. . . . . . . . . . . . . .      Cover Page

2. . . . . . . . . . . . . .      "Special Terms"

3. . . . . . . . . . . . . .      "Summary"; "Annual and Transaction Expenses"

4. . . . . . . . . . . . . .      Omitted

5. . . . . . . . . . . . . .      "Description of SMA Life, the Separate Account
                                  and the Trust, VIPF and T. Rowe"

6. . . . . . . . . . . . . .      "Charges and Deductions"

7. . . . . . . . . . . . . .      "Description of the Contract"

8. . . . . . . . . . . . . .      Omitted

9. . . . . . . . . . . . . .      "Payment on Death"

10 . . . . . . . . . . . . .      "Purchase Payments"; "Computation of Contract
                                  Values and Annuity Payments"

11 . . . . . . . . . . . . .      "Surrender"; "Partial Redemption"

12 . . . . . . . . . . . . .      "Federal Tax Considerations"

13 . . . . . . . . . . . . .      "Legal Matters"

14 . . . . . . . . . . . . .      "Table of Contents of the Statement of
                                  Additional Information"

Form N-4 Item No.                 Caption in Statement of Additional Information
-----------------                 ----------------------------------------------

5. . . . . . . . . . . . . .      "Cover Page"

16 . . . . . . . . . . . . .      "Table of Contents"

17 . . . . . . . . . . . . .      "General Information and History"

18 . . . . . . . . . . . . .      "Services"

19 . . . . . . . . . . . . .      "Underwriters"

20 . . . . . . . . . . . . .      "Underwriters"

21 . . . . . . . . . . . . .      "Performance Information"

22 . . . . . . . . . . . . .      "Annuity Payments"

23 . . . . . . . . . . . . .      "Financial Statements"

                              PROSPECTUS SUPPLEMENT
                                ALLMERICA SELECT
                  (Supplement to prospectus dated May 1, 1995)

Effective October 1, 1995, the name of SMA Life Assurance Company has been changed to ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY. The attached prospectus is hereby amended to delete the name "SMA Life Assurance Company" and to substitute ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY.

                                      * * *

The following is added to the first page of the Prospectus:

THE ALLMERICA SELECT VARIABLE ANNUITY CONTRACTS ("CONTRACTS") ARE OBLIGATIONS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY AND ARE DISTRIBUTED BY ITS AFFILIATE, ALLMERICA INVESTMENTS, INC. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR CREDIT UNION. THE CONTRACTS ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL INSURANCE DEPOSIT CORPORATION (FDIC), OR ANY OTHER FEDERAL AGENCY. INVESTMENTS IN THE CONTRACTS ARE SUBJECT TO VARIOUS RISKS, INCLUDING THE FLUCTUATION OF VALUE AND POSSIBLE LOSS OF PRINCIPAL.

                                      * * *

Effective October 10, 1995, the information under the caption"RIGHT TO REVOKE OR SURRENDER IN SOME STATES" is amended to read in its entirety as follows:

     In Georgia, Indiana, Michigan, Missouri, New York, North Carolina, Oklahoma, South Carolina, Texas, Utah, Washington and West Virginia any Policy Owner may revoke the Policy at any time between the date of application and the date 10 days (20 days in North Dakota) after receipt of the Policy and receive a refund, as described under "RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY," above.

     In all other states, a Policy Owner may surrender the Policy at any time between the date of application and the date 10 days after receipt of the Policy. The Company will pay to the Policy Owner an amount equal to the sum of
(i) the difference between the purchase payments paid, including fees, and any amount allocated to a Separate Account and (ii) the Accumulated Value of the Policy (on the date the surrender request is received by the Company) attributable to any amount allocated to a Subaccount. This refund right applies for 30 days to California residents age 60 years or older; provided, however, that if the Policy is issued as an IRA, the refund right described under the caption "RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY" is applicable for the first 10 days. The refund of any purchase payments paid by check may be delayed until the check has cleared the Policy Owner's bank.


                                      * * *

The folowing information is added at the end of the section entitled "PERFORMANCE INFORMATION" beginning on page 30 of the Prospectus.

               TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1994
                (Assuming COMPLETE redemption of the investment)
--------------------------------------------------------------------------------
                                        Total Return        Average Annual
     NAME OF FUND                         for year        Total Return since
     ------------                          ended             inception of
                                         12/31/94            Sub-Account
--------------------------------------------------------------------------------
 Money Market                             -3.94%                -0.18%
 Select Aggressive Growth                -10.09%                11.95%
 Select Growth                            -9.28%                 0.85%
 Select Growth and Income                 -7.10%                 1.07%
 Select Income                           -12.57%                -0.90%
 Select Int'l. Equity                      N/A                 -10.81%
 Select Capital Appreciation               N/A                   N/A
 VIPF High Income                          N/A                   N/A
 VIPF Equity-Income                        N/A                   N/A
 VIPF Growth                               N/A                   N/A
 T. Rowe Int'l Stock                       N/A                   N/A

--------------------------------------------------------------------------------


               TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1994

                   (Assuming NO redemption of the investment)
--------------------------------------------------------------------------------


                                         Total Return
                                           for year      Average Annual Total
     NAME OF FUND                           ended      Return since inception of
                                          12/31/94            Sub-Account*
--------------------------------------------------------------------------------
 Money Market                              2.50%                 1.90%
 Select Aggressive Growth                 -2.85%                13.72%
 Select Growth                            -2.28%                 2.90%
 Select Growth and Income                 -0.67%                 3.11%
 Select Income                            -6.13%                 1.19%
 Select Int'l. Equity                       N/A                 -4.37%
 Select Capital Appreciation                N/A                   N/A
 VIPF High Income                           N/A                   N/A
 VIPF Equity-Income                         N/A                   N/A
 VIPFGrowth                                 N/A                   N/A
 T. Rowe Int'l Stock                        N/A                   N/A
--------------------------------------------------------------------------------

* The inception dates for the Sub-Accounts investing in the Funds is as follows:
Money Market, Select Aggressive Growth, Select Growth, Select Growth and Income, Select Income -- 8/21/92; Select Int'l. Equity -- 5/2/94; Select Capital Appreciation, VIPF High Income, VIPF Equity-Income, VIPF Growth, T. Rowe Int'l Stock -- 5/1/95.


                                        SUPPLEMENT DATED OCTOBER 1, 1995

                 INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS
                                  FUNDED THROUGH
                        ALLMERICA SELECT SEPARATE ACCOUNT

This Prospectus describes individual variable annuity contracts and group variable annuity contracts including certificates issued thereunder ("Contracts") offered by SMA Life Assurance Company ("SMA Life"), an indirect wholly owned subsidiary of State Mutual Life Assurance Company of America ("State Mutual"). The Contracts are funded through SMA Life's Allmerica Select Separate Account, which invests in shares of Allmerica Investment Trust, Variable Insurance Products Fund and T. Rowe Price International Series, Inc. The following investment portfolios are available under the Contracts:

                        SELECT INTERNATIONAL EQUITY FUND
                  T. ROWE PRICE'S INTERNATIONAL STOCK PORTFOLIO
                          SELECT AGGRESSIVE GROWTH FUND
                        SELECT CAPITAL APPRECIATION FUND
                               SELECT GROWTH FUND
                           FIDELITY'S GROWTH PORTFOLIO
                          SELECT GROWTH AND INCOME FUND
                       FIDELITY'S EQUITY-INCOME PORTFOLIO
                        FIDELITY'S HIGH INCOME PORTFOLIO
                               SELECT INCOME FUND

The "SUMMARY" that follows provides basic information about the Contracts. More detailed information can be found under the captions in the Prospectus. This Prospectus generally describes only variable accumulation and variable annuity features of the Contracts, except where fixed values or fixed annuity payments are specifically mentioned. ALLOCATIONS TO AND TRANSFERS TO AND FROM THE FIXED ACCOUNT DESCRIBED IN APPENDIX A ARE NOT PERMITTED IN CERTAIN STATES.

Additional information is contained in a Statement of Additional Information dated May 1, 1995 ("SAI"), filed with the Securities and Exchange Commission and incorporated herein by reference. The Table of Contents of the SAI is on page 32 of this Prospectus. The SAI is available upon request and without charge through Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, 508-855-3590.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES OF ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND AND T. ROWE PRICE INTERNATIONAL SERIES, INC. FIDELITY'S HIGH INCOME PORTFOLIO INVESTS IN HIGHER YIELDING, LOWER RATED DEBT SECURITIES (SEE "INVESTMENT OBJECTIVES AND POLICIES" IN THIS PROSPECTUS). INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                   May 1, 1995

                                     SUMMARY

WHAT IS THE ALLMERICA SELECT VARIABLE ANNUITY?

The Allmerica Select variable annuity contract ("Contract") is designed to help you accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

     -    A customized investment portfolio

     -    Experienced professional investment advisers

     -    Tax deferral on earnings

     -    Guarantees that can protect your family during the accumulation phase

     -    Income that can be guaranteed for life

The Contract has two phases, an accumulation phase and an annuity phase. During the accumulation phase, your initial purchase payment and any additional purchase payments you choose to make are allocated to the combination of portfolios of securities ("Funds") you have selected under your Contract. Your Contract's accumulated value is based on the investment performance of the Funds. No income taxes are paid on any earnings under the Contract unless and until accumulated values are withdrawn.

During the annuity phase, the Annuitant can receive income based on several annuity plans. These plans include payment over a period of years or for the rest of the Annuitant's life.

THE ACCUMULATION PHASE

During the accumulation phase, you select the Funds most appropriate for your investment needs. Each Fund is professionally advised by an investment adviser with experience managing the types of investments in the Fund. All investment gains or losses will be reflected in the accumulated value under your Contract.

The accumulation phase provides certain protection and guarantees for the beneficiary if the Annuitant should die before the annuity phase begins. See discussion below under "What happens upon death during the accumulation phase?"

THE ANNUITY PHASE

You choose the annuity plan and the date for the annuity phase to begin. Annuity payments may be on a variable basis (dependent upon the performance of the Funds) or on a fixed basis (with payment amounts guaranteed). Among the income options available during the annuity phase are:

     -    Lump sum

     -    At regular intervals over a specified number of years; or

     - At regular intervals for the rest of the Annuitant's life, regardless of how long he or she lives.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you and us - SMA Life Assurance Company ("SMA Life"). Each Contract has a Contract Owner, an Annuitant and a beneficiary. As Contract Owner, you make purchase payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual to receive annuity payments under the Contract. The beneficiary is the person who receives any payment on death of the Contract Owner or Annuitant.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to SMA Life during the first 10 days from the date you received it, the Contract will be cancelled. (There is a 20-day right-to-examine period in North Dakota and a 30-day right-to-examine period applicable to California senior citizens age 60 years or older.) If your Contract was issued as an individual retirement annuity or provides for a full refund of the initial purchase payment under its "Right to Examine" provision, you will incur no fees to cancel within the right-to-examine period and will receive the greater of (1) your entire purchase payment, or (2) the accumulated value of the Contract plus any amounts deducted under the Contract or by the Funds for taxes, charges or fees. If your Contract does not provide for a full refund of the initial purchase payment, you will receive upon cancellation the sum of (1) the difference between the purchase payment paid, including fees, and any amount allocated to the Separate Account and (2) the Accumulated Value of the Policy (on the date the cancellation request is received by the Company) attributable to any amount allocated to a Sub-Account. See "RIGHT TO REVOKE CONTRACT."

WHAT ARE MY INVESTMENT CHOICES?

You have a choice of eleven Funds:

     -    Select International Equity Fund
          Managed by Bank of Ireland Asset Management Limited

     -    T. Rowe Price's International Stock Portfolio
          Managed by Rowe Price-Fleming International, Inc.

     -    Select Aggressive Growth Fund
          Managed by Nicholas-Applegate Capital Management

     -    Select Capital Appreciation Fund
          Managed by Janus Capital Corporation

     -    Select Growth Fund
          Managed by United Asset Management Corporation

     -    Fidelity's Growth Portfolio
          Managed by Fidelity Management & Research Company

     -    Select Growth and Income Fund
          Managed by John A. Levin & Co., Inc.

     -    Fidelity's Equity-Income Portfolio
          Managed by Fidelity Management & Research Company

     -    Fidelity's High Income Portfolio
          Managed by Fidelity Management & Research Company

     -    Select Income Fund
          Managed by Standish, Ayer & Wood, Inc.

     -    Money Market Fund
          Managed by Allmerica Asset Management, Inc.

This range of investment choices enables you to allocate your money among the Funds to meet your particular investment needs. If your Contract was issued as an individual retirement annuity or provides for a full refund of the initial purchase payment under its "Right to Examine" provision (see "RIGHT TO REVOKE CONTRACT"), for the first 14 days following the date of issue, all Fund investments will be allocated to the Money Market Fund. (For California senior citizens age 60 and older, all Fund investments will be allocated to the Money Market Fund for 34 days following the date of issue because of an extended "Right to Examine" provision applicable to these individuals.) Thereafter, all amounts will be allocated according to your investment choices. For a more detailed description of the Funds, see "ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND AND T. ROWE PRICE INTERNATIONAL SERIES, INC." and "INVESTMENT OBJECTIVES AND POLICIES."

SMA Life also offers a guaranteed account ("Fixed Account"), where available. The Fixed Account is part of the General Account of SMA Life and provides guarantees of principal and a fixed interest rate. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

WHO ARE THE INVESTMENT ADVISERS AND HOW ARE THEY SELECTED?

Allmerica Investment Management Company, Inc. ("Manager") is the investment manager of Allmerica Investment Trust and handles the day-to-day affairs of the Trust. The Manager has entered into agreements with experienced investment advisers ("Sub-Advisers"), who will manage the investments of the Funds. The Sub-Advisers for the Funds, except for the Money Market Fund, are independent and have been selected by the Manager in consultation with Rogers, Casey & Associates, a leading pension consulting firm. Rogers, Casey & Associates provides consulting services to pension plans representing over $175 billion in total assets and, in its consulting capacity, monitors the investment performance of over 1,000 investment advisers. Each independent Sub-Adviser was selected by the Manager on the basis of strict objective and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. For the Money Market Fund, the Sub-Adviser is Allmerica Asset Management, Inc. See "INVESTMENT ADVISORY SERVICES TO THE TRUST."

Fidelity Management & Research Company ("Fidelity Management") is the investment manager of VIPF. Fidelity Management, a registered investment adviser under the Investment Advisers Act of 1940, is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston MA. It is composed of a number of different companies, which provide a variety of financial services and products. Fidelity Management is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services.

Rowe Price-Fleming International, Inc. ("Price-Fleming") is the investment manager of T. Rowe. Price-Fleming, founded in 1979 as a joint venture between
T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of America's largest international mutual fund asset managers with approximately $9 billion under management in its offices in Baltimore, London, Tokyo and Hong Kong.

CAN I MAKE TRANSFERS AMONG THE FUNDS?

Yes. You may transfer among the Funds, subject to certain limits. You will incur no current taxes on transfers while your money remains in the Contract. See "TRANSFER PRIVILEGE."

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your purchase payments are flexible, subject to the minimum and maximum purchase payments stated in "PURCHASE PAYMENTS."

WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PHASE BEGINS?

You may surrender your Contract or make partial withdrawals any time before your annuity phase begins, subject to the restrictions discussed in "SURRENDER" and "PARTIAL REDEMPTION." Certain charges may apply, see "CHARGES AND DEDUCTIONS," and there may be a tax-penalty assessed under the Internal Revenue Code. See "FEDERAL TAX CONSEQUENCES."

WHAT HAPPENS UPON DEATH DURING MY ACCUMULATION PHASE?

If the Annuitant dies during the accumulation phase and the Contract is not continued (see "THE SPOUSE OF THE CONTRACT OWNER AS BENEFICIARY"), the beneficiary will receive the greatest of:

     - Your total purchase payments under the Contract less any withdrawals you may have made;

     -    The then current value of your Contract; or

     - The amount that would have been payable on death of the Annuitant at the most recent fifth Contract anniversary, adjusted to reflect new purchase payments or withdrawals since that date.

If the Contract Owner dies before the Annuitant, the beneficiary will receive the accumulated value of the Contract. See "PAYMENT ON DEATH."

WHAT ARE MY ANNUITY OPTIONS UNDER THE CONTRACT?

You may choose variable annuity payments based on the investment performance of certain Funds, fixed-amount annuity payments, or a combination of fixed-amount and variable annuity payments. Fixed-amount payments are guaranteed by SMA Life. See "DESCRIPTION OF THE CONTRACT" for information about annuity payment options, selecting the Annuity Date, and how annuity payments are calculated.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

At each Contract anniversary and upon surrender, SMA Life will deduct a $30 Contract Fee from your Contract. SMA Life reserves the right to waive the Contract Fee for Contracts issued to a Trustee of a 401(k) plan or qualifying under Section 403(b) of the Internal Revenue Code.

Should you decide to surrender your Contract, make partial withdrawals, or receive payments under certain annuity options, you may be subject to a contingent deferred sales charge. This charge will be between 1% and 6.5% of purchase payments withdrawn, based on when the purchase payments were made.

A deduction for state and local premium taxes, if any, may be made as described under "PREMIUM TAXES."

Currently, the first twelve transfers you make in a Contract year among Fund or Fixed Account allocations will be free. There will be a charge of $25 for additional transfers. SMA Life may limit the number of free transfers and the number of total transfers in a Contract year to six.

SMA Life will deduct a daily Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Fund.

The Funds will incur certain management fees and expenses which are more fully described in "OTHER CHARGES" and in the prospectus of the Funds, which accompanies this Prospectus.

For more information, see "CHARGES AND DEDUCTIONS."

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

There are several changes you can make after receiving your Contract:

     - You may assign your ownership to someone else, except under certain qualified plans.

     - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

     - You may change the allocation of purchase payments, with no tax consequences under current law.

     - You may make transfers of Contract value among your current investments, subject to then current rules.

     - You may cancel your Contract within 10 days of delivery, as discussed above.

     -    You may select the form and timing of annuity payments.

                                TABLE OF CONTENTS

SPECIAL TERMS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
ANNUAL AND TRANSACTION EXPENSES. . . . . . . . . . . . . . . . . . . . . . . . 8
CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . .10
RIGHT TO REVOKE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . . . . .11
DESCRIPTION OF SMA LIFE, THE SEPARATE ACCOUNT AND THE TRUST  . . . . . . . . .11
   SMA LIFE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
   ALLMERICA SELECT SEPARATE ACCOUNT . . . . . . . . . . . . . . . . . . . . .11
   ALLMERICA INVESTMENT TRUST. . . . . . . . . . . . . . . . . . . . . . . . .11
   INVESTMENT OBJECTIVES AND POLICIES. . . . . . . . . . . . . . . . . . . . .12
   INVESTMENT ADVISORY SERVICES TO THE TRUST . . . . . . . . . . . . . . . . .13
CHARGES AND DEDUCTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . .15
   CONTINGENT DEFERRED SALES CHARGE. . . . . . . . . . . . . . . . . . . . . .15
   CONTRACT FEE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .17
   ANNUAL CHARGES AGAINST SEPARATE ACCOUNT . . . . . . . . . . . . . . . . .  17
   TRANSFER CHARGE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .17
   PREMIUM TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
   OTHER CHARGES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
DESCRIPTION OF THE CONTRACT. . . . . . . . . . . . . . . . . . . . . . . . . .18
   PURCHASE PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .18
   TRANSFER PRIVILEGE. . . . . . . . . . . . . . . . . . . . . . . . . . . . .19
   SURRENDER . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .19
   PARTIAL REDEMPTION. . . . . . . . . . . . . . . . . . . . . . . . . . . . .20
   LIFE EXPECTANCY DISTRIBUTION  . . . . . . . . . . . . . . . . . . . . . . .20
   PAYMENT ON DEATH  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .21
   THE SPOUSE OF THE CONTRACT OWNER AS BENEFICIARY . . . . . . . . . . . . . .21
   ASSIGNMENT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .21
   ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE . . . . . . . . . . . . .22
   DESCRIPTION OF VARIABLE ANNUITY OPTIONS . . . . . . . . . . . . . . . . . .22
   COMPUTATION OF CONTRACT VALUES AND ANNUITY PAYMENTS . . . . . . . . . . . .23
FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .25
VOTING RIGHTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .29
DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .29
REPORTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .30
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . .30
CHANGES IN OPERATION OF THE SEPARATE ACCOUNT . . . . . . . . . . . . . . . . .31
LEGAL MATTERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .31
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS. . . . . . . . . . . . . . .31
FURTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .32
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION . . . . . . . . .33
APPENDIX A - MORE INFORMATION ABOUT THE FIXED ACCOUNT. . . . . . . . . . . . .34
APPENDIX B - EXCHANGE OFFER. . . . . . . . . . . . . . . . . . . . . . . . . .35

                                  SPECIAL TERMS

CONTRACT OWNER: the person who may exercise all rights under the Contract, subject to the consent of any irrevocable beneficiary. "You" in this Prospectus refers to the Contract Owner. After the Annuity Date, the Annuitant will be the Contract Owner.

ANNUITANT:  the individual (1) to receive annuity payments under your Contract,
(2) on whose life the continuation of annuity payments may depend, and (3) on whose death prior to the Annuity Date the beneficiary may receive payment.

FUNDS:   the following investment portfolios of Allmerica Investment Trust:  the
Select International Equity Fund, Select Aggressive Growth Fund, Select Growth Fund, Select Capital Appreciation Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund; the following investment portfolios of Variable Insurance Products Fund: Growth Portfolio, Equity-Income Portfolio and High Income Portfolio; and the International Stock Portfolio of T. Rowe Price International Series, Inc. SMA Life may designate additional eligible mutual fund investments as Funds.

SEPARATE ACCOUNT: Allmerica Select Separate Account, a separate investment account of SMA Life.

SUB-ACCOUNT: a subdivision of the Separate Account investing exclusively in the shares of a given Fund.

GENERAL ACCOUNT: all the assets of SMA Life other than those held in a separate investment account.

ACCUMULATED VALUE: the total value of your Contract, including your interest in the Separate Account and in the Fixed Account, before annuity payments begin.

SURRENDER VALUE: the Accumulated Value of the Contract minus the Contract Fee and any applicable contingent deferred sales charge.

ACCUMULATION UNIT: a measure of your interest in a Sub-Account before annuity payments begin.

ANNUITY UNIT: a measure of the value of variable annuity payments under the Contract.

ANNUITY DATE:  the date on which annuity payments are to start.

VARIABLE ANNUITY: an annuity providing for payments that vary in amount with the investment experience of certain Funds.

FIXED ANNUITY: an annuity providing for annuity payments that remain fixed in amount.

VALUATION DATE: any day on which the net asset value of the shares of any Funds and Accumulation Unit and Annuity Unit values of any Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no purchase payment, partial withdrawal, or surrender of a Contract was received) when there is a sufficient degree of trading in a Fund's portfolio securities such that the current net asset value of the Sub-Accounts may be materially affected.

VALUATION PERIOD:  the interval between two consecutive Valuation Dates.

                         ANNUAL AND TRANSACTION EXPENSES

The following tables show charges under your Contract, expenses of the Sub-Accounts, and expenses of the Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and deducted as described under "PREMIUM TAXES."



                                                                YEARS FROM
CONTRACT CHARGES                                               DATE OF PAYMENT       CHARGE
                                                               ---------------       ------
-Contingent Deferred Sales Charge:
     This charge may be assessed upon surrender,                0-1                  6.5%
     redemption or, in some cases, annuitization                 2                   6.0%
     under a period certain option. The charge is a              3                   5.0%
     percentage of purchase  payments applied to the             4                   4.0%
     amount surrendered (in excess of any amount that            5                   3.0%
     is free of charge) within the indicated time                6                   2.0%
     periods.                                                    7                   1.0%

-Transfer Charge:
     This charge is currently imposed for transfers             $25
     in excess of twelve transfers in a Contract year.
     (SMA Life may limit the number of free transfers
     in a Contract year to six.)

-Contract Fee:
     The Fee is deducted annually and upon surrender,           $30
     prior to the annuity date.

SUB-ACCOUNT EXPENSES
(on annual basis as percentage of average daily net assets)

-Mortality and Expense Risk Charge:                             1.25%

-Administrative Expense Charge:                                 0.15%

                                                               -------
     Total Asset Charge:                                        1.40%

FUND EXPENSES
(on annual basis as percentage of average daily net assets)

                                                            MANAGEMENT     OTHER FUND     TOTAL FUND
FUND                                                           FEE          EXPENSES       EXPENSES
----                                                        ----------     ----------     ----------
Select International Equity Fund....................           0.72%          0.78%          1.50%
T. Rowe's International Stock Portfolio.............           1.05%          0.00%          1.05%
Select Aggressive Growth Fund.......................           1.00%          0.16%          1.16%
Select Capital Appreciation Fund....................           1.00%          0.35%          0.35%
Select Growth Fund..................................           0.85%          0.18%          1.03%
Fidelity's Growth Fund..............................           0.62%          0.07%          0.69%
Select Growth and Income Fund.......................           0.75%          0.16%          0.91%
Fidelity's Equity-Income Portfolio..................           0.52%          0.06%          0.58%
Fidelity's High Income Portfolio....................           0.61%          0.10%          0.71%
Select Income Fund..................................           0.58%          0.25%          0.83%
Money Market Fund...................................           0.31%          0.14%          0.45%

* Under the Management Agreement with Allmerica Investment Trust, Allmerica Investment Management Company, Inc. ("Manager") has declared a voluntary expense limitation of 1.50% of average net assets for the Select International Equity Fund, 1.35% for the Select Aggressive Growth Fund, 1.20% for the Select Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Select Income Fund, and 0.60% for the Money Market Fund. Without the effect of the expense limitation, in 1994 the total operation expenses of the Select International Equity Fund and Select Income Fund would have been 1.78% and 0.85%, respectively, of average net assets. The declaration of a voluntary expense limitation in any year does not bind the Manager to declare future expense limitations for any Fund.


                                       -8-



+A portion of the brokerage commissions the Portfolio paid was used to reduce the expenses. Without this reduction, total operating expenses would have been 0.60% for the Equity-Income Portfolio and 0.70% for the Growth Portfolio.

#Price-Fleming has voluntarily agreed to limit the total operating expenses (except interest, taxes, brokerage commissions, directors' fees and expenses and extraordinary expenses) of the International Stock Portfolio to 1.05% of its average daily net assets.


The following examples demonstrate the cumulative expenses which would be paid by the Contract Owner at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets, as required by rules of the Securities and Exchange Commission. Because the expenses of the Funds differ, separate examples are used to illustrate the expenses incurred by a Contract Owner on an investment in the various Sub-Accounts.

THE INFORMATION GIVEN UNDER THE FOLLOWING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

(a) If, at the end of the applicable period, you surrender your Contract or annuitize* under a variable period certain option of less than ten years or any fixed period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                  ------  -------  -------  --------
   Select International Equity Fund. . . . . .      $89      $137      $183     $329
   T. Rowe's International Stock Portfolio . .      $84      $124      $161     $286
   Select Aggressive Growth Fund . . . . . . .      $85      $127      $167     $297
   Select Capital Appreciation Fund  . . . . .      $87      $133      $176     $315
   Select Growth Fund. . . . . . . . . . . . .      $84      $123      $160     $284
   Fidelity's Growth Fund. . . . . . . . . . .      $81      $113      $144     $250
   Select Growth and Income Fund . . . . . . .      $83      $120      $154     $272
   Fidelity's Equity-Income Portfolio. . . . .      $80      $110      $138     $239
   Fidelity's High Income Portfolio. . . . . .      $81      $114      $145     $252
   Select Income Fund. . . . . . . . . . . . .      $82      $117      $151     $265
   Money Market Fund . . . . . . . . . . . . .      $78      $106      $131     $226

(b) If, at the end of the applicable time period, you annuitize* under a life option or a variable period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
  Select International Equity Fund . . . . . .     $30       $92       $157      $329
  T. Rowe's International Stock Portfolio. . .     $26       $79       $135      $286
  Select Aggressive Growth Fund. . . . . . . .     $27       $82       $140      $297
  Select Capital Appreciation Fund . . . . . .     $29       $88       $149      $315
  Select Growth Fund . . . . . . . . . . . . .     $26       $78       $134      $284
  Fidelity's Growth Fund . . . . . . . . . . .     $22       $68       $117      $250
  Select Growth and Income Fund. . . . . . . .     $24       $75       $128      $272
  Fidelity's Equity-Income Portfolio . . . . .     $21       $65       $111      $239
  Fidelity's High Income Portfolio . . . . . .     $22       $69       $118      $252
  Select Income Fund . . . . . . . . . . . . .     $24       $72       $124      $265
  Money Market Fund. . . . . . . . . . . . . .     $20       $61       $105      $226

---------------------------

As required in rules promulgated under the 1940 Act, the Contract Fee is reflected in the examples by a method to show the "average" impact on an investment in the Separate Account. The total Contract Fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.075%, and the amount of the Contract Fee is assumed to be $.75 in the examples.

* The Contract Fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization under an option including a life contingency or under a variable period certain option of ten years or longer.


                         CONDENSED FINANCIAL INFORMATION
                           SMA Life Assurance Company
                        Allmerica Select Separate Account

                                           1994               1993                1992
                                           ----               ----                ----
Select Aggressive Growth
Net Asset Value:

Beginning of Period                       1.405              1.192               1.000

End of Period                             1.354              1.405               1.192

Number of Units Outstanding at End of     36,330             17,538              5,123
Period (in thousands)


Select Growth
Net Asset Value:

Beginning of Period                       1.101              1.104               1.000

End of Period                             1.069              1.101               1.104

Number of Units Outstanding at End of     38,752             20,366              5,246
Period (in thousands)


Select Growth & Income
Net Asset Value:

Beginning of Period                       1.082              0.994               1.000

End of Period                             1.074              1.082               0.994

Number of Units Outstanding at End of     43,292             20,983              2,339
Period (in thousands)


Select Income
Net Asset Value:

Beginning of Period                       1.095              1.001               1.000

End of Period                             1.028              1.095               1.001

Number of Units Outstanding at End of     32,823             18,320              5,372
Period (in thousands)


Money Market
Net Asset Value:

Beginning of Period                       1.019              1.003               1.000

End of Period                             1.045              1.019               1.003

Number of Units Outstanding at End of     31,836             19,802              1,447
Period (in thousands)


Select International Equity
Net Asset Value:

Beginning of Period                       1.000               ---                 ---

End of Period                             0.956               ---                 ---

Number of Units Outstanding at End of     22,183              ---                 ---
Period (in thousands)


                            RIGHT TO REVOKE CONTRACT

The Contract may be revoked at any time between the date of the application and the date 10 days after receipt of the Contract. In order to revoke the Contract, the Contract Owner must mail or deliver the Contract (if it has already been received), to the principal office of SMA Life at 440 Lincoln Street, Worcester, Massachusetts 01653, or to an SMA Life agent. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. (There is a 20-day right-to-revoke period in North Dakota and a 30-day right-to-revoke period applicable to California senior citizens age 60 years or older.)

If your Contract was issued as an individual retirement annuity or provides for a full refund of the initial purchase payment under its "Right to Examine" provision, you will incur no fees to cancel within the right-to-examine period and will receive the greater of (1) your entire purchase payment, or (2) the accumulated value of the Contract plus any amounts deducted under the Contract or by the Funds for taxes, charges or fees. The liability of the Separate Account under this provision is limited to the Contract Owner's Accumulated Value in the Separate Account on the date of cancellation. Any additional amounts refunded to the Contract Owner will be paid by SMA Life.

If your Contract does not provide for a full refund of the initial purchase payment, you will receive upon cancellation the sum of (1) the difference between the purchase payment paid, including fees, and any amount allocated to the Separate Account and (2) the Accumulated Value of the Policy (on the date the cancellation request is received by the Company) attributable to any amount allocated to a Sub-Account.

The refund of any purchase payment made by check may be delayed until the check has cleared the Contract Owner's bank.

                 DESCRIPTION OF SMA LIFE, THE SEPARATE ACCOUNT,
                           THE TRUST, VIPF AND T. ROWE

SMA LIFE. SMA Life, a life insurance company organized under the laws of Delaware in July 1974, is an indirect wholly owned subsidiary of State Mutual Life Assurance Company of America ("State Mutual"). State Mutual, organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 1994, State Mutual and its subsidiaries had over $10 billion in combined assets and over $42 billion of life insurance in force, of which SMA Life accounted for over $4 billion in assets and over $25 billion of life insurance in force.

SMA Life's principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, Telephone 508-855-1000 ("Principal Office"). SMA Life is subject to the laws of the state of Delaware governing insurance companies, to regulation by the Commissioner of Insurance of Delaware, and to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

ALLMERICA SELECT SEPARATE ACCOUNT. Allmerica Select Separate Account ("Separate Account") is a separate investment account of SMA Life with eleven Sub-Accounts. The assets used to fund the variable portions of the Contracts are set aside in Sub-Accounts kept separate from the general assets of SMA Life. Each Sub-Account is administered and accounted for as part of the general business of SMA Life. However, the income, capital gains, or capital losses of each Sub-Account are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of SMA Life. Under Delaware law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of SMA Life.

The Separate Account was authorized by vote of the Board of Directors of SMA Life on March 5, 1992. The Separate Account meets the definition of "separate account" under federal securities laws and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve the supervision of management or investment practices or policies of the Separate Account or SMA Life by the SEC.

SMA Life reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts.

THE TRUST. The Trust is an open-end, diversified management investment company registered with the SEC under the 1940 Act. This registration does not involve supervision by the SEC of the investments or investment policy of the Trust or its separate investment Funds.

The Trust under its former name, SMA Investment Trust, was established by State Mutual as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by SMA Life or other affiliated insurance companies.

Shares of the Trust are not offered to the general public but solely to such separate accounts. Seven different investment portfolios of the Trust are available under the Contracts, each issuing a series of shares: the Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund ("Funds"). The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Dividends or capital gains distributions received from a Fund are reinvested in additional shares of that Fund, which are retained as assets of the corresponding Sub-Account.

Allmerica Investment Management Company, Inc. ("Manager") serves as investment manager of the Trust. The Manager has entered into sub-advisory agreements with other investment managers ("Sub-Advisers"), who manage the investments of the Funds. See "INVESTMENT ADVISORY SERVICES TO THE TRUST."

VIPF. VIPF, managed by Fidelity Management & Research Company ("Fidelity Management"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the Commission under the 1940 Act. Three of its investment portfolios are available under the Contracts: Growth Portfolio, Equity-Income Portfolio and High Income Portfolio.

T. ROWE. T. Rowe, managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and registered with the Commission under the 1940 Act. One of its investment portfolios is available under the Contracts: the International Stock Portfolio.

INVESTMENT OBJECTIVES AND POLICIES. A summary of investment objectives of each of the Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THE PROSPECTUSES OF THE TRUST, VIPF AND T. ROWE WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information of the Funds are available upon request. There can be no assurance that the investment objectives of the Funds can be achieved or that the value of a Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

SELECT INTERNATIONAL EQUITY FUND seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies. The Sub-Adviser for the Select International Equity Fund is Bank of Ireland Asset Management Limited.

T. ROWE PRICE'S INTERNATIONAL STOCK PORTFOLIO seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

SELECT AGGRESSIVE GROWTH FUND seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation. The Sub-Adviser for the Select Aggressive Growth Fund is Nicholas-Applegate Capital Management.

SELECT CAPITAL APPRECIATION FUND seeks long-term growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The Sub-Adviser for the Select Capital Appreciation Fund is Janus Capital Corporation.

SELECT GROWTH FUND seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The Sub-Adviser for the Select Growth Fund is United Asset Management Corporation.

FIDELITY'S GROWTH PORTFOLIO seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

SELECT GROWTH AND INCOME FUND seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks. The Sub-Adviser for the Select Growth and Income Fund is John A. Levin & Co., Inc.

FIDELITY'S EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. The Portfolio may invest in high yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, please see "Risks of Lower-Rated Debt Securities" in the VIPF prospectus.

FIDELITY'S HIGH INCOME PORTFOLIO seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the VIPF prospectus.

SELECT INCOME FUND seeks a high level of current income. The Fund will invest primarily in investment grade, fixed-income securities. The Sub-Adviser for the Select Income Fund is Standish, Ayer & Wood, Inc.

MONEY MARKET FUND seeks to obtain maximum current income consistent with the preservation of capital and liquidity. Allmerica Asset Management, Inc. is the Sub-Adviser of the Money Market Fund.

If there is a material change in the investment policy of a Fund, the Contract Owner will be notified of the change. If the Contract Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by SMA Life within sixty (60) days of the later of (1) the effective date of such change in the investment policy or (2) the receipt of the notice of the Contract Owner's right to transfer.

INVESTMENT ADVISORY SERVICES TO THE TRUST. The overall responsibility for the supervision of the affairs of the Trust vests in the Trustees. The Trustees have entered into a Management Agreement with Allmerica Investment Management Company, Inc. ("Manager"), an indirectly wholly-owned subsidiary of State Mutual, to handle the day-to-day affairs of the Trust. The Manager, subject to review by the Trustees, is responsible for the general management of the Funds. The Manager is also obligated to perform certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager.

Other than the expenses specifically assumed by the Manager under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933, other fees payable to the SEC, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commission, fees and expenses of the Trustees who are not affiliated with the Manager, expenses for proxies, prospectuses, reports to shareholders and other expenses.

Pursuant to the Management Agreement with the Trust, the Manager has entered into agreements ("Sub-Adviser Agreements") with other investment advisers ("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds. Under the Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to such general or specific instructions as may be given by the Trustees. The terms of a Sub-Adviser Agreement cannot be materially changed without the approval of a majority in interest of the shareholders of the affected Fund.

Allmerica Asset Management, Inc., an indirect wholly-owned subsidiary of State Mutual, is the Sub-Adviser for the Money Market Fund. For the Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund, and Select Income Fund, the Sub-Advisers are independent and have been selected by the Manager in consultation with Rogers, Casey & Associates, a leading pension consulting firm. The cost of such consultation is borne by the Manager.
Rogers, Casey & Associates provides consulting services to pension plans representing over $175 billion in total assets and, in its consulting capacity, monitors the investment performance of over 1,000 investment advisers. Each independent Sub-Adviser was selected by the Manager on the basis of strict objective and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. On-going performance of the independent Sub-Advisers is monitored and evaluated by a committee which includes members who may be affiliated or unaffiliated with SMA Life.

For providing its services under the Management Agreement, the Manager will receive a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows: 1.00% for the Select International Equity Fund and Select Aggressive Growth Fund, 0.85% for the Select Growth Fund, 0.75% for the Select Growth and Income Fund, and 0.60% for the Select Income Fund. For the Money

Market Fund, the fee will be 0.35% on net asset value up to $50,000,000; 0.25% on the next $200,000,000; and 0.20% on the remainder. The fee computed for each Fund will be paid from the assets of such Fund.

The Manager is solely responsible for the payment of all fees for investment management services to the Sub-Advisers, who will receive from the Manager a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows:

               Sub-Adviser                         Fund                  Net Asset Value     Rate
               -----------                         ----                  ---------------     ----
  Bank of Ireland Asset Management           Select Int'l Equity        First $50 million   0.45%
  Limited                                                               Next $50 million    0.40%
                                                                        Over $100 million   0.30%


  Janus Capital Corporation              Select Capital Appreciation    First $100 million  0.60%
                                                                        Over $100 million   0.55%

  Nicholas-Applegate Capital Management   Select Aggressive Growth              -           0.60%


  United Asset Management Corporation           Select Growth           First $50 million   0.50%
                                                                         $50-150 million    0.45%
                                                                        $150-250 million    0.35%
                                                                        $250-350 million    0.30%
                                                                        Over $350 million   0.25%

  John A. Levin & Co., Inc.               Select Growth and Income      First $100 million  0.40%
                                                                        Next $200 million   0.25%
                                                                        Over $300 million   0.30%

  Standish, Ayer & Wood, Inc.                   Select Income                   -           0.20%

  Allmerica Asset Management, Inc.              Money Market                    -           0.10%

* For the Select Aggressive Growth Fund, Select Income Fund and Money Market Fund, each rate does not vary according to the level of assets in the Fund.


INVESTMENT ADVISORY SERVICES TO VIPF. For managing investments and business affairs, each Portfolio pays a monthly fee to Fidelity Management. The Prospectus of VIPF contains additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

The High Income Portfolio pays a monthly fee to Fidelity Management at an annual fee rate made up of the sum of two components:

1. A group fee rate based on the monthly average net assets of all the mutual funds advised by Fidelity Management. On an annual basis this rate cannot rise above 0.37%, and drops as total assets in all these funds rise.

2. An individual fund fee rate of 0.45% of the High Income Portfolio's average net assets throughout the month. One-twelfth of the annual management fee rate is applied to net assets averaged over the most recent month, resulting in a dollar amount which is the management fee for that month.

The Growth and Equity-Income Portfolios' fee rates are each made of two components:

1. A group fee rate based on the monthly average net assets of all of the mutual funds advised by Fidelity Management. On an annual basis, this rate cannot rise above 0.52%, and drops as total assets in all these mutual funds rise.

2. An individual Portfolio fee rate of 0.30% for the Growth Portfolio and 0.20% for the Equity-Income Portfolio.

One-twelfth of the sum of these two rates is applied to the respective Portfolio's net assets averaged over the most recent month, giving a dollar amount which is the fee for that month.

Thus, the High Income Portfolio may have a fee as high as 0.82%. The Growth Portfolio may have a fee of as high as 0.82% of its average net assets. The Equity-Income Portfolio may have a fee as high as 0.72% of its average net assets.

INVESTMENT ADVISORY SERVICES TO T. ROWE. To cover investment management and operating expenses, the International Stock Portfolio pays Price-Fleming a single, all-inclusive fee of 1.05% of its average daily net assets.

                             CHARGES AND DEDUCTIONS

Deductions under the Contracts and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Funds are described in the Prospectuses and Statements of Additional Information of the Trust, VIPF and T. Rowe.

CONTINGENT DEFERRED SALES CHARGE. No charge for sales expenses is deducted from purchase payments at the time the purchase payments are made. For surrenders, partial redemptions, variable annuity payments under Option V for periods of less than ten years or any fixed period certain option, a contingent deferred sales charge may be deducted from the Accumulated Value of the Contract. However, the charge does not apply to (1) purchase payments redeemed more than seven years from the date of receipt, (2) annuitization under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options) or under Option V for periods of ten years or more, or
(3) amounts discussed under "Free Withdrawal Amounts," below.

For purposes of determining the contingent deferred sales charge, the Contract value is divided into three categories: (1) New Purchase Payments - purchase payments received by SMA Life during the seven years preceding the date of the surrender; (2) Old Purchase Payments - purchase payments not defined as New Purchase Payments; and (3) Earnings - the amount of Contract value in excess of all purchase payments that have not been previously surrendered. For purposes of determining the amount of any contingent deferred sales charge, surrenders will be deemed to be taken first from Old Purchase Payments, then from New Purchase Payments, and then from Earnings. Old Purchase Payments may be withdrawn from the Contract at any time without the imposition of a contingent deferred sales charge. If a withdrawal is attributable all or in part to New Purchase Payments, a contingent deferred sales charge may apply.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the contingent deferred sales charge is modified to effect an exchange of one Contract for another Contract as provided in APPENDIX B, "EXCHANGE OFFER."

CHARGES FOR SURRENDER AND PARTIAL REDEMPTION. If a Contract is surrendered, or if New Purchase Payments are redeemed, while the Contract is in force and before the Annuity Date, a contingent deferred sales charge may be imposed. (For a discussion of charges applicable on the Annuity Date, see "Charge at the Time Annuity Payments Begin," below.) The charge does not apply to Old Purchase Payments, nor to certain amounts discussed under "Free Withdrawal Amounts," below. The amount of the charge will depend upon the number of years that the New Purchase Payments, if any, to which the withdrawal is attributed have remained credited under the Contract. Amounts withdrawn are deducted first from Old Purchase Payments. Then, for the purpose of calculating surrender charges for New Purchase Payments, all amounts withdrawn are assumed to be deducted first from the earliest New Purchase Payment and then from the next earliest New Purchase Payment and so on, until all New Purchase Payments have been exhausted pursuant to the FIFO (first in, first out) method of accounting. (In New Jersey, the 10% Free Withdrawal Amount described below is deducted first from New Purchase Payments on a LIFO basis.) Subsequent withdrawals will be deducted from Earnings. (But see "TAXATION OF THE CONTRACTS IN GENERAL" for a discussion of how withdrawals are treated for income tax purposes. For tax purposes, certain partial redemptions will be deemed to come first from earnings.)

The contingent deferred sales charge is applied as follows:


                 Years from date of                     Charge as Percentage
             Purchase Payment to date of                   of New Purchase
                     Withdrawal                          Payments Withdrawn
            -----------------------------               --------------------

                         0-1                                    6.5%
                          2                                     6.0%
                          3                                     5.0%
                          4                                     4.0%
                          5                                     3.0%
                          6                                     2.0%
                          7                                     1.0%
                     More than 7                                0.0%


The amount redeemed equals the amount requested by the Contract Owner plus the charge, if any, which is applied against the amount requested. For example, if the applicable charge is 6.5% and the Contract Owner has requested $200, the Contract Owner will receive $200 and the charge will be $13 (assuming no Free Withdrawal Amount, discussed below) for a total withdrawal of $213. The charge is applied as a percentage of the New Purchase Payments redeemed, but in no event will the total contingent deferred sales charge exceed a maximum limit of 6.5% of total gross New Purchase Payments. Such total charge equals the aggregate of all applicable contingent deferred sales charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS. In each calendar year, SMA Life will waive the contingent deferred sales charge, if any, on an amount equal to a percentage of the Accumulated Value ("Free Withdrawal Amount"). If the Contract Owner and Annuitant are different individuals, the Free Withdrawal Amount is equal to 10% of the Accumulated Value as of December 31 of the previous calendar year ("Year-End Accumulated Value") or, if the Contract is in its first calendar year, 10% of the total gross payments. If the Contract Owner and Annuitant are the same individual, the Free Withdrawal Amount will be greater of (1) the amount calculated above, or (2) the amount calculated under SMA Life's life expectancy distribution (see "LIFE EXPECTANCY DISTRIBUTION"), whether or not the withdrawal was part of such distribution.

For example, an 81-year-old Contract Owner who is also the Annuitant would receive 10.2% of the Year-End Accumulated Value under the life expectancy distribution. The Free Withdrawal Amount in that year would be 10.2%, rather than 10%, of the Year-End Accumulated Value.

Old Purchase Payments will be included in calculating the Free Withdrawal Amount. If more than one partial withdrawal is made during the year, on each subsequent withdrawal SMA Life will waive the contingent deferred sales charge, if any, until the entire Free Withdrawal Amount has been redeemed. In the event that a redemption of New Purchase Payments is made in excess of the amount which may be redeemed free of charge, only the excess will be subject to a contingent deferred sales charge.

SURRENDERS. In the case of a complete surrender, the amount received by the Contract Owner is equal to the entire Accumulated Value under the Contract, net of the applicable contingent deferred sales charge on New Purchase Payments, the Contract Fee, any tax withholding, and any premium tax deducted as described under "PREMIUM TAXES." Subject to the same rules that are applicable to partial redemptions, SMA Life will not assess a contingent deferred sales charge on a Free Withdrawal Amount.

Where a Contract Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Contract to other contracts issued by SMA Life and owned by the trustee, with no deduction for any otherwise applicable contingent deferred sales charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Contract in the case of partial redemption, and important tax considerations, see "SURRENDER," "PARTIAL REDEMPTION," and FEDERAL TAX CONSIDERATIONS."

CHARGE AT THE TIME ANNUITY PAYMENTS BEGIN. No contingent deferred sales charge is imposed at the time of annuitization under any option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options) or under a variable period certain option (Option V) involving a period of ten years or longer. If the annuity option chosen is Option V for a period of less than ten years or any fixed period option, a contingent deferred sales charge will be deducted from the Accumulated Value of the

Contract if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the Contract been surrendered on the Annuity Date.

CHARGE FOR COMMUTATION UNDER VARIABLE ANNUITY OPTION V. If the Annuitant elects to receive the commuted value of a period certain variable annuity (Option V), see "DESCRIPTION OF VARIABLE ANNUITY OPTIONS," the basis for calculating the commuted value will assume that the Surrender Value, rather than the Accumulated Value, had applied at the Annuity Date. The method of computation of the commuted value is shown under "Annuity Payments" in the Statement of Additional Information.

CONTRACT FEE. A Contract Fee will be deducted annually on the Contract anniversary date and upon full surrender of the Contract. The Contract Fee is $30. SMA Life reserves the right to waive the Contract Fee for Contracts issued to a trustee of a 401(k) plan or qualifying under Section 403(b) of the Internal Revenue Code.

Where Contract value has been allocated to more than one Sub-Account or to the Fixed Account and one or more Sub-Accounts, a percentage of the total Contract Fee will be deducted from the Contract value in each account. The portion of the charge deducted from each account will be equal to the percentage which the Contract value in that account represents of the total Accumulated Value under the Contract. The deduction of the Contract Fee will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.

ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS. The following annual charges are deducted against the assets of the Separate Account:

MORTALITY AND EXPENSE RISK CHARGE. SMA Life assesses each Sub-Account a daily charge, based on the average daily net assets of the Sub-Account, of 1.25% on an annual basis. This charge covers the mortality and expense risk which SMA Life assumes for the variable interests in the Contracts. The mortality risk arises from the Contract's guarantees respecting payment on death and SMA Life's guarantee that it will make annuity payments according to annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant lives and no matter how long all annuitants as a class
live.   The expense risk arises from SMA Life's guarantee that charges will not be increased beyond the limits specified in the contract, regardless of actual costs of operations.

The charge is imposed during both the accumulation phase and the annuity phase (if a variable annuity option has been selected). The mortality charge is deducted for variable annuity options that do not involve a life contingency, even though SMA Life does not bear direct mortality risk for such annuity options.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, SMA Life will absorb the losses. If expenses are less than the amounts provided to SMA Life by the charge, the difference will be a profit to SMA Life. To the extent this charge results in a profit to SMA Life, such profit will be available for use by SMA Life for, among other things, the payment of distribution, sales and other expenses.

ADMINISTRATIVE EXPENSE CHARGE. SMA Life assesses each Sub-Account a daily charge, based on the average daily net assets of the Sub-Account, of 0.15% on an annual basis. The charge is imposed during both the accumulation period and the annuity period (if a variable annuity option is selected). The Administrative Expense Charge reimburses SMA Life for expenses incurred in the administration of the Sub-Accounts. Both the Contract Fee and the Administrative Expense Charge are designed to recover actual administrative costs.

The administrative functions and expense assumed by SMA Life in connection with the Separate Account and the Contracts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE. Currently, the first twelve transfers in a Contract year will be free of charge. For the thirteenth and each subsequent transfer in a Contract year, SMA Life will impose a charge of $25 to reimburse SMA Life for the costs of processing the transfer. SMA Life reserves the right to limit the number of free transfers and the number of total transfers in a Contract year to six.

PREMIUM TAXES. Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%. SMA Life pays state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of SMA Life is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by SMA Life when purchase payments were received, to the extent permitted in your Contract the premium tax charge is deducted on a pro rata basis when partial withdrawals are made, upon surrender of the Contract, or when annuity payments begin (SMA Life reserves the right instead to deduct the premium tax charge for these Contracts at the time the purchase payments are received); or

(2)  the premium tax charge is deducted when annuity payments begin.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other operating expenses incurred by the Funds. The Prospectuses and Statements of Additional Information of the Trust, VIPF and T. Rowe contain additional information concerning expenses of the Funds.

                           DESCRIPTION OF THE CONTRACT

The Contracts are designed for sale to individuals and for use with several types of retirement plans. The right to benefits in Contracts issued under retirement plans may be subject to the terms and conditions of the plans, regardless of the terms and conditions of the Contracts.

PURCHASE PAYMENTS. Your initial purchase payment will be credited to the Contract as of the date that the properly completed application which accompanies the purchase payment is received by SMA Life at its Principal Office. If an application is incomplete, the initial purchase payment will be returned within five business days, unless the Contract Owner consents to SMA Life's retention of the purchase payment until the application is made complete. After a Contract is issued, Accumulation Units will be credited to the Contract at the unit value computed as of the Valuation Date that a purchase payment is received at the Principal Office.

Purchase payments are not limited as to frequency and number. The initial purchase payment must be at least $10,000 or such smaller amount as meets SMA Life's then current minimum requirements. Subsequent purchase payments must be at least $50.

Under a monthly automatic payment plan or a payroll deduction plan, the initial purchase payment must be at least $500 and subsequent purchase payments must be at least $50.

Under employer-sponsored retirement plans, SMA Life may issue a Contract on an employee-participant with a minimum annual contribution of $300, if the plan's average annual contribution per eligible plan participant is at least $1,000.

SMA Life reserves the right to set maximum limits on the aggregate purchase payments made under the Contract. Total purchase payments may not exceed the maximum limit specified in the Contract. In addition, the Internal Revenue Code ("Code") imposes maximum limits on contributions under qualified annuity plans.

Purchase payments will be allocated among the Sub-Accounts and the Fixed Account, where available, according to the Contract Owner's instructions. However, if your Contract was issued as an individual retirement annuity or provides for a full refund of the initial purchase payment under its "Right to Examine" provision (see "RIGHT TO REVOKE CONTRACT"), for the first 14 days following the date of issue, all Fund investments will be allocated to the Money Market Fund. (For California senior citizens age 60 and older, all Fund investments will be held in the Money Market Fund for 34 days following the date of issue because of an extended "Right to Examine" provision applicable to these
individuals.)   Thereafter, all amounts will be allocated according to your investment choices.

The amount of any purchase payment allocated to the Fixed Account must be at least $500. Amounts less than $500 will be applied instead to the Money Market Sub-Account. Purchase payments less than $50 that are allocable to any Sub-Account may be applied instead to another Sub-Account according to SMA Life's rules and procedures.

The Contract Owner may change allocation instructions for purchase payments or transfers, as discussed below, by telephone or written notice to SMA Life at its Principal Office. The privilege to initiate transactions by telephone is made available to Contract Owners automatically unless they elect not to have the privilege by checking a box on the application. The policy of SMA Life and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. SMA Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, SMA Life may be liable for any losses due to unauthorized or fraudulent instructions. The procedures SMA Life follows for transactions initiated by telephone include requirements that callers on behalf of a Contract Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

TRANSFER PRIVILEGE. Subject to SMA Life's then current rules, a Contract Owner may have amounts transferred among the Sub-Accounts or between a Sub-Account and the Fixed Account, where available. Currently, the first twelve transfers in a Contract year are free of any charge. For the thirteenth and each subsequent transfer in a Contract year, SMA Life will impose a charge of $25 to reimburse it for the expense of processing transfers. SMA Life reserves the right to limit to six the number of permitted transfers or free transfers in any Contract year and to establish other reasonable transfer limitation rules. In determining the number of permitted or free transfers, SMA Life will count the transfer of amounts from any number of Sub-Accounts or the Fixed Account to any number of other Sub-Accounts or the Fixed Account in the same day as only one transfer. Any transfer from the Money Market Sub-Account to any other Sub-Account will not be deemed a transfer.

The transfer privilege is subject to the following current limitations:

(1)  Transfers from a Sub-Account

     (a) must involve a minimum of $500 (except for systematic transfers, discussed below), or the entire amount in the Sub-Account, if less,

     (b) must not reduce the value of the Sub-Account from which the transfer is to be made to less than $500 (in any request where the remaining value would be less than $500, SMA Life reserves the right to include such remaining value in the amount transferred), and

     (c) after the Annuity Date, may be made only among the Select Growth and Income Sub-Account, Select Income Sub-Account, and Money Market Sub-Account.

(2)  Transfers from the Fixed Account

     (a) may not be made prior to the maturity date applicable to such amount (the "maturity date" is the end of a guaranteed period as described in APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT"),

     (b)  may not be made after the Annuity Date,

     (c) must leave a balance with respect to the amount subject to maturity of at least $500, unless the entire amount is transferred.

A transfer to the Fixed Account must involve an amount of at least $500. Any amount less than $500 will be transferred instead to the Money Market Sub-Account.

Transfers from a Sub-Account are effected at the value next computed after receipt of the transfer order. Transfers from the Fixed Account to a Sub-Account are effected at the value next computed after the maturity date. For any period between the maturity date and the next Valuation Date for the Sub-Account, the amount to be transferred will remain in the Fixed Account at the then current rate.

Subject to SMA Life's then-current rules, the Contract Owner may apply for systematic transfers (1) from the Money Market Sub-Account to one or more of the other Sub-Accounts on a monthly, quarterly or semiannual schedule, or (2) to reallocate Contract value among the Sub-Accounts on a quarterly, semiannual or annual schedule. Each systematic transfer must be at least $100.

SURRENDER. At any time prior to the Annuity Date, a Contract Owner may surrender the Contract and receive its Surrender Value, less any applicable tax withholding or premium tax deduction described under "PREMIUM TAXES." The Contract Owner must return the Contract and a signed, written request for surrender, satisfactory to SMA Life, to the Principal Office. The Surrender Value will be based on the Accumulated Value of the Contract as of the Valuation Date on which the request and the Contract are received at the Principal Office.

A contingent deferred sales charge may be deducted when a Contract is surrendered if purchase payments have been credited to the Contract during the last seven full Contract years. See "CHARGES AND DEDUCTIONS." The Contract Fee will be deducted upon surrender of the Contract.

Any amount surrendered is normally payable within seven days following SMA Life's receipt of the surrender request. SMA Life reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by or in accordance with rules of the SEC, exists such that disposal of portfolio securities or valuation of the assets of the Separate Account is not reasonably practicable.

The right is reserved by SMA Life to defer surrenders and partial redemptions of amounts allocated to the Fixed Account for a period not to exceed six months.

The surrender rights of Contract Owners who are participants under Section 403(b) plans or the Texas Optional Retirement Program ("Texas ORP") are restricted. See "PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX-EXEMPT ORGANIZATIONS" and "TEXAS OPTIONAL RETIREMENT PROGRAM."

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

PARTIAL REDEMPTION. At any time prior to the Annuity Date, a Contract Owner may redeem a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Contract Owner must file a signed, written request for redemption, satisfactory to SMA Life, at the Principal Office. The written request must indicate the dollar amount the Contract Owner wishes to receive and the Sub-Account from which such amount is to be redeemed. Where allocations have been made to more than one Sub-Account, a percentage of the partial redemption may be allocated to each such account. Amounts must first be withdrawn from all allocations to Sub-Accounts before amounts allocated to the Fixed Account may be withdrawn.

In a partial redemption, the amount redeemed equals the amount requested by the Contract Owner plus any applicable contingent deferred sales charge, as described under "CHARGES AND DEDUCTIONS." A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Principal Office.

Each partial redemption must be in a minimum amount of $200. No partial redemption will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Partial redemptions will be paid in accordance with the time limitations described under "SURRENDER."

For important restrictions on withdrawals which are applicable to participants under Section 403(b) plans or the Texas ORP, see "PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX-EXEMPT ORGANIZATIONS" and "TEXAS OPTIONAL RETIREMENT PROGRAM."

For important tax consequences which may result from partial redemptions, see "FEDERAL TAX CONSIDERATIONS."

LIFE EXPECTANCY DISTRIBUTION. A Contract Owner who is also the Annuitant may make a revocable election to take a series of systematic withdrawals from the Contract according to a life expectancy distribution ("LED") by returning a signed LED request form to the Principal Office. (For information on how the Free Withdrawal Amount is calculated under the LED, see "Free Withdrawal Amounts" under "CONTINGENT DEFERRED SALES CHARGE") The LED permits the Contract Owner to make systematic withdrawals from the Contract over his or her lifetime. The amount withdrawn from the Contract changes each year because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years.

If a Contract Owner elects the LED, a fraction of the Year-End Accumulated Value is withdrawn from the Contract in each Contract year based on the Contract Owner's then life expectancy. The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Contract Owner, as determined annually by SMA Life. The resulting fraction, expressed as a percentage, is applied to the Year-End Accumulated Value to determine the amount to be distributed during the year. The Contract Owner may elect monthly, bimonthly, quarterly, semiannual or annual distributions, and may terminate the LED at any time. The Contract Owner may also elect to receive distributions under an LED which is determined on the joint life expectancy of the Contract Owner and a beneficiary. SMA Life may also offer other systematic withdrawal options.

If a Contract Owner makes withdrawals under the LED prior to age 59 1/2, the withdrawals may be treated by the IRS as premature distributions from the Contract. The payments would then be taxed on an

"income first" basis, and be subject to a 10% federal tax penalty. See "TAXATION OF THE CONTRACTS IN GENERAL."

PAYMENT ON DEATH. If the Annuitant dies (or the Contract Owner predeceases the Annuitant) prior to the Annuity Date while the Contract is in force, SMA Life will pay the beneficiary, except where the Contract continues as provided in "THE SPOUSE OF THE CONTRACT OWNER AS BENEFICIARY," as follows:

Upon death of the Annuitant (including a Contract Owner who is also the Annuitant), SMA Life will pay the beneficiary the greatest of (a) the Accumulated Value under the Contract next determined following receipt of due proof of death at the Principal Office, (b) the total amount of gross purchase payments made under the Contract minus the amounts of all prior partial withdrawals, or (c) the amount that would have been paid on death of the Annuitant at the most recent fifth year contract anniversary, adjusted for subsequent purchase payments and withdrawals after that date. Upon death of a Contract Owner who is not the Annuitant, SMA Life will pay the beneficiary the Accumulated Value of the Contract next determined following receipt of due proof of death at the Principal Office.

Payment will be made to the beneficiary in one sum, except that the beneficiary may, by written request, elect one of the following options:


     1. The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

     2. The payment may be made in installments. The first installment must begin within one year from the date of death. Installments are payable over a period certain not extended beyond the life expectancy of the beneficiary.

     3. All or a portion of the payment may be used to provide a life annuity for the beneficiary. Annuity payments must begin within one year from the date of death and are payable over a period not extended beyond the life expectancy of the beneficiary. Any annuity payments will be provided in accordance with the annuity options of the Contract.

If there is more than one beneficiary, the payment on death will be paid to such beneficiaries in one sum unless SMA Life consents to pay an annuity option chosen by the beneficiaries.

With respect to any payment on death, the Accumulated Value under the Contract shall be based on the unit values next computed after due proof of death has been received at the Principal Office. If the beneficiary elects to receive the payment in one sum, the payment will be paid within seven business days. If the beneficiary has not elected an annuity option within one year from the date notice of death is received by SMA Life, the payment will be made in one sum. The payment will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed annuity payments, any unpaid amounts or installments will be paid to the beneficiary. SMA Life must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

THE SPOUSE OF THE CONTRACT OWNER AS BENEFICIARY. The Contract Owner's spouse, if named as the beneficiary, may by written request continue the Contract in
lieu of receiving the amount payable upon death of the Contract Owner.   Upon
such election, the spouse will become the new Contract Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Contract Owner will not be entitled to continue the Contract upon such new Contract Owner's death.

ASSIGNMENT. The Contracts, other than those sold in connection with certain qualified plans (see "FEDERAL TAX CONSIDERATIONS"), may be assigned by the Contract Owner at any time prior to the Annuity Date and while the Annuitant is alive. SMA Life will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. SMA Life will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, SMA Life reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. SMA Life will pay the balance, if any, in one sum to the Contract Owner in full settlement of all liability under the Contract. The interest of the Contract Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE. Subject to certain restrictions described below, the Contract Owner has the right to (1) select the annuity option under which annuity payments are to be made, and (2) determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis, and (3) reallocate variable annuity option investments among the available Funds, subject to certain restrictions.
Annuity payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the applicable Sub-Accounts, if variable annuity payments are selected.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each payment will vary.

If a fixed annuity is selected, Accumulated Value will be transferred to the General Account of SMA Life, and annuity payments will be fixed in amount. For information about the General Account, see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

The annuity option selected must produce an initial payment at least equivalent to $50 a month. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least equivalent to $50 a month. SMA Life reserves the right to increase these initial minimum amounts to an amount no higher than the equivalent of $500 a month. If the annuity option selected does not produce initial payments which meet this minimum, SMA Life will pay the Surrender Value or guaranteed payment on death, as the case may be, in one sum. Once SMA Life begins making annuity payments, the Contract Owner cannot make partial redemptions or surrender the annuity benefit. Only beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Annuity Date is selected by the Contract Owner. To the extent permitted in your state, the Annuity Date may be the first day of any month (a) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Contract is 75 or under, or (b) within 10 years from the date of issue of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Contract Owner may elect to change the Annuity Date by sending a written request to the Principal Office at least one month before the new Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. SMA Life will determine life expectancy at the time the Annuity Date is requested. The Internal Revenue Code imposes limitations on the age at which distributions may commence. See "FEDERAL TAX CONSIDERATIONS."

If the Contract Owner does not elect otherwise, annuity payments will be made in accordance with Option I, a variable life annuity with ten years guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY OPTIONS. SMA Life offers the variable annuity options described below and provides fixed-amount annuity options which are comparable to the variable annuity options. Other annuity options may be offered by SMA Life.

Variable annuity options provide payments that vary according to investment experience. The variable annuity options offered under the Contracts may be funded through the Select Growth and Income Sub-Account, Select Income Sub-Account, and Money Market Sub-Account.

Regardless of how purchase payments were allocated during the accumulation period, the Contract Owner may choose any one of the variable annuity options offered, a comparable fixed-amount option, or a variable annuity option in combination with a comparable fixed-amount annuity option. Each annuity option may be paid on a monthly, quarterly, semiannual or annual basis.


Under a variable life annuity option, payments are based on how long the payee is expected to live and how the net investment results of the chosen Fund(s) compare to an assumed rate of return (See "Determination of First and Subsequent Annuity Payments"). If the payee outlives his or her life expectancy, payments will continue for the life of the payee. If the payee dies, regardless of when the death occurs in relation to the payee's life expectancy, payments will cease with the last payment due prior to the payee's death. Therefore, under a life annuity, it is possible for the payee to receive only one annuity payment if the payee dies prior to the due date of the second annuity payment, two annuity payments if the payee dies before the due date of the third annuity payment, and so on. However, payments will continue during the lifetime of the payee, no matter how long the payee lives.

OPTION I - VARIABLE LIFE ANNUITY WITH TEN YEARS GUARANTEED

Variable payments will be made during the lifetime of the payee. If the payee dies before a guaranteed payment period of ten years, the annuity payments are guaranteed to continue to the beneficiary until the end of the ten-year guarantee period.

OPTION II - VARIABLE LIFE ANNUITY

Variable payments will be made for the life of the payee. Payments will cease with the last payment due prior to the payee's death.

OPTION III - UNIT REFUND VARIABLE LIFE ANNUITY

Variable payments will be made during the lifetime of the payee. Upon death of the payee, payments will continue to the beneficiary until the total number of payments equals the dollar amount of the annuity value applied, divided by the first annuity payment.

OPTION IV-A - JOINT AND SURVIVOR VARIABLE LIFE ANNUITY

A variable annuity payable jointly to two payees during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the Annuitant or the beneficiary. There is no minimum number of payments under this option.

OPTION IV-B - JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY

A variable annuity payable jointly to two payees during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. However, the amount of each payment to the survivor is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the Annuitant or the beneficiary. There is no minimum number of payments under this option.

OPTION V - PERIOD CERTAIN VARIABLE ANNUITY

A variable annuity payable for a stipulated number of from one to thirty years.

It should be noted that Option V does not involve a life contingency. Although not contractually required to do so, SMA Life currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. SMA Life may discontinue or change this practice at any time, but not with respect to Contract Owners who have elected Option V prior to the date of any change in this practice.

If the Annuitant dies before the completion of the period stipulated under Option V, payments will continue to be paid to the beneficiary. The Annuitant or the beneficiary may choose at any time to redeem the Contract and receive its commuted value. The method of computation of the commuted value is shown under "Annuity Payments" in the Statement of Additional Information. If the Annuitant makes this election, the commuted value will be based on the remaining payments that would have been payable had the Surrender Value, rather than the Accumulated Value, been applied at the Annuity Date. See "Charge for Commutation under Variable Annuity Option V" under "CONTINGENT DEFERRED SALES CHARGE."

In the computation of the payments under this option (see "Determination of First and Subsequent Annuity Payments"), the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

See "FEDERAL TAX CONSIDERATIONS" for a discussion of the possible adverse tax consequences of selecting Option V.

COMPUTATION OF CONTRACT VALUES AND ANNUITY PAYMENTS. Contract values and annuity payments are computed as follows:

THE ACCUMULATION UNIT. Each purchase payment is allocated to the Sub-Accounts or Fixed Account, as selected by the Contract Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the purchase payment is received at the Principal Office. A subsequent transfer, partial redemption, surrender or split of Accumulation Unit value will change the number of Accumulation

Units. The number of Accumulation Units will not change as a result of investment experience. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Funds. On the first Valuation Date, the value of an Accumulation Unit was set at $1.00 for each Sub-Account. Allocations to the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by SMA Life. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the dollar value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is
(1) the investment income of that Sub-Account for the Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.40% per annum. This charge cannot be increased.

The net investment factor is l.000000 plus the applicable net investment rate.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of Accumulation Unit calculation using a hypothetical example, see "Annuity Payments" in the Statement of Additional Information.

THE ANNUITY UNIT. On and after the Annuity Date the Annuity Unit is a measure of the value of the Annuitant's annuity payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the product of (1) the net investment factor of the Sub-Account for the current Valuation Period, and (2) a factor to adjust benefits to neutralize the assumed interest rate. The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE FIRST AND SUBSEQUENT ANNUITY PAYMENTS. The amount of the first annuity payment is based on the annuity value applied and the annuity option selected. The annuity value applied under an annuity option is the amount described below, minus any applicable premium tax charge: (1) if Option V is chosen with a period of 10 or more years - the Accumulated Value;
(2) if Option V is chosen with a period of less than 10 years - the Surrender Value; (3) if any annuity option offered by SMA Life involving a life contingency is chosen - the Accumulated Value; and (4) if a death benefit annuity is payable at any time - the amount of the death benefit.

Annuity values will be based on a Valuation Date applied uniformly not more than four weeks preceding the Annuity Date. Currently, the Valuation Date for annuity values is the 15th date of the month preceding the Annuity Date, and variable annuity payments are made on the first of the month based on unit values as of the 15th day of the preceding month.

The Contract provides annuity rates which determine the dollar amount of the first payment under each form of annuity for each $1,000 of applied annuity value. Guaranteed variable life annuity rates in the Contract are based on a modification of the 1983 Table "a" rates and are unisex except where not allowed by state law, in which case sex-distinct rates will apply. Rates for Contracts subject to the United States Supreme Court decision in Arizona Governing Committee v. Norris are unisex in all jurisdictions. The Norris decision generally applies to employer-sponsored plans.

The amount of the first payment depends upon the form of annuity selected, the sex (only if sex-distinct rates apply) and age of the Annuitant and the value of the amount applied under the annuity option. The variable annuity options offered by SMA Life are based on a 3 1/2% assumed interest rate. Variable payments are affected by the assumed interest rate used in calculating the annuity option rates. Variable annuity payments will increase over periods when the actual net investment result of the Sub-Account(s) funding the annuity exceeds the equivalent of the assumed interest rate for the period. Variable Annuity Payments will decrease over periods when the actual net investment result of the respective Sub-Account is less than the equivalent of the assumed interest rate for the period.

The dollar amount of the first annuity payment under a particular option is determined by multiplying (1) the Accumulated Value applied under that option (after deduction for applicable contingent deferred sales charge and premium tax charge, if any) divided by $1,000, by (2) the applicable amount of the first payment per $1,000 of value. The dollar amount of the first variable annuity payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. In each subsequent annuity payment, the dollar amount of the variable annuity payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date.

After the first payment, the dollar amount of each variable annuity payment will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s). The dollar amount of each fixed amount annuity payment is fixed and will not change, except under the joint and two-thirds survivor annuity option.

SMA Life may from time to time offer its Contract Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Contract Owners of the same class.

For an illustration of variable annuity payment calculation using a hypothetical example, see "Annuity Payments" in the Statement of Additional Information.


                           FEDERAL TAX CONSIDERATIONS


The effect of federal income taxes on the value of a Contract, on redemptions or surrenders, on annuity payments, and on the economic benefit to the Annuitant or beneficiary depends upon a variety of factors. The following discussion is based upon SMA Life's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the Internal Revenue Service.

It should be recognized that the following discussion of federal income tax aspects of amounts received under variable annuity contracts is not exhaustive, does not purport to cover all situations and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances.

SMA Life intends to make a charge for any effect which the income, assets, or existence of the Contracts, the Separate Account or Sub-Accounts may have upon SMA Life's tax. The Separate Account presently is not subject to tax, but SMA Life reserves the right to assess a charge for taxes should the Separate Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners and with respect to each Separate Account as though that Separate Account were a separate taxable entity.

The Separate Account is considered to be a part of and taxed with the operations of SMA Life. SMA Life is taxed as a life insurance company under subchapter L of the Code. SMA Life files a consolidated tax return with its parent, State Mutual, and other affiliates.

The Internal Revenue Service has issued regulations relating to the diversification requirements for variable annuity and variable life insurance policies under Section 817(h) of the Code. The regulations provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. If the investments are not adequately diversified, the income on a contract, for any taxable year of the contract owner, would be treated as ordinary income received or accrued by the contract owner. It is anticipated that the Funds of the Trust, VIPF and T. Rowe will comply with the diversification requirements.

QUALIFIED AND NON-QUALIFIED CONTRACTS. From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, 408, or 457 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to specific types of qualified contracts, see the discussions under the applicable headings, below.

TAXATION OF THE CONTRACTS IN GENERAL. SMA Life believes that the Contracts described in this Prospectus will, with certain exceptions discussed in "SECTION 457 PLANS FOR STATE GOVERNMENTS AND TAX-EXEMPT ENTITIES," be considered annuities under Section 72 of Code. This section provides for the taxation of annuities. The following discussion concerns annuities subject to Section 72. All non-qualified deferred annuity contracts issued by the same insurance company to the same contract owner during the same calendar year will be treated as a single contract in determining taxable distributions under Section 72(e).

Any increase in the Accumulated Value of the Contract is not taxable to the Contract Owner until it is withdrawn, except in cases of assignment or certain non-individual Contract Owners, as discussed below. If the Contract is surrendered or amounts are withdrawn prior to the Annuity Date, to the extent of the amount withdrawn any investment gain in value over the cost basis of the Contract would be taxed as ordinary income. Under the current provisions of the Code, amounts received under a non-qualified Contract prior to the Annuity Date (including payments made upon the death of the Annuitant or Contract Owner), or as non-periodic payments after the Annuity Date, are generally first attributable to any investment gains credited to the Contract over the taxpayer's basis (if any) in the Contract. Such amounts will be treated as income subject to federal income taxation.

The tax treatment of partial redemptions or surrenders of non-qualified Contracts offered by this Prospectus may vary according to whether the amount redeemed or surrendered is allocable to an investment in the Contract made before or after certain dates.

A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed after age 59 1/2, or if the withdrawal follows the death of the Contract Owner (or, if the Contract Owner is not an individual, the death of the primary Annuitant as defined in the Code), or in the case of the "total disability" (as defined in the Code) of the Contract Owner. Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Contract Owner elects to have distributions made over his or her life expectancy, or over the joint life expectancy of the Contract Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same.

In a private letter ruling, the Internal Revenue Service took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED (see "LIFE EXPECTANCY DISTRIBUTION"), and could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions were therefore subject to the 10% federal tax penalty. This private letter ruling may be applicable to a Contract Owner who receives life expectancy distributions prior to age 59 1/2. Subsequent private letter rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

If the Contract Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Contract Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to the excess, if any, of the Surrender Value of the Contract over the Contract Owner's cost basis at the time of the transfer. The transfer is also subject to federal gift tax provisions. Where the Contract Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such. However, the Owner will not incur taxable income. Rather the Annuitant will incur taxable income upon receipt of annuity payments as discussed below.

When annuity payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion is generally determined by a formula that establishes the ratio that the cost basis of the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the Contract is recovered, the entire payment is taxable. If the last payee dies before cost basis is recovered, a deduction for the difference is allowed on the payee's final tax return.

TAX WITHHOLDING. The Code requires withholding with respect to payments or distributions from annuities, unless a taxpayer elects not to have withholding. In addition, the Code requires reporting to the Internal Revenue Service of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS. The tax rules applicable to qualified employer plans, as defined by the Code, vary according to the type of plan and the terms and conditions of the plan itself. Therefore, the following is general information about the use of the Contracts with various types of qualified plans. The rights of any person to any benefits under such qualified plans will be subject to the terms and conditions of the qualified plans themselves regardless of the terms and conditions of the Contract.

A loan to a participant or beneficiary from plans qualified under Sections 401 and 403 or an assignment or pledge of an interest in such a plan is generally treated as a distribution. This general rule does not apply to loans which contain certain repayment terms and do not exceed a specified amount, as required under Section 72(p).

QUALIFIED EMPLOYEE PENSION AND PROFIT SHARING TRUSTS AND QUALIFIED ANNUITY PLANS. When an employee (including a self-employed individual) or one or more of the employee's beneficiaries receives a "lump sum" distribution (a distribution from a qualified plan described in Code Section 401(a) within one taxable year equal to the total amount payable with respect to such an employee) the taxable portion of such distribution may qualify for special treatment under a special five-year income averaging provision of the Code. The employee must have had at least 5 years of participation under the plan, and the lump sum distribution must be made after the employee has attained age 59 1/2 or on account of his or her death, separation from the employer's service (in the case of a common-law employee) or disability (in the case of a self-employed individual). Such treatment can be elected for only one taxable year once the individual has reached age 59 1/2. An employee who attained age 50 before January 1, 1986 may elect to treat part of the taxable portion of the lump-sum distribution as long-term capital gain and may also elect 10-year averaging instead of five-year averaging.

SMA Life can provide prototype plans for certain of the pension or profit sharing plans for review by your legal counsel. For information, ask your agent.

SELF-EMPLOYED INDIVIDUALS. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, frequently referred to as "H.R. 10", allows self-employed individuals and partners to establish qualified pension and profit sharing trusts and annuity plans to provide benefits for themselves and their employees.

These plans generally are subject to the same rules and requirements applicable to corporate qualified plans, with some special restrictions imposed on "owner-employees." An "owner-employee" is an employee who (1) owns the entire interest in an unincorporated trade or business, or (2) owns more than 10% of either the capital interest or profits interest in a partnership.

INDIVIDUAL RETIREMENT ACCOUNT PLANS. Any individual who earns "compensation" (as defined in the Code and including alimony) from employment or self-employment, whether or not he or she is covered by another qualified plan, may establish an individual retirement account or annuity plan ("IRA") for the accumulation of retirement savings on a tax-deferred basis. Income from investments is not included in "compensation." The assets of an IRA may be invested in, among other things, annuity contracts, including the Contracts offered by this Prospectus.

Contributions to an IRA may be made by the individual or on behalf of the individual by an employer. IRA contributions may be deductible up to the lesser of (1) $2,000 or (2) 100% of compensation. The deduction is reduced proportionately for adjusted gross income between $40,000 and $50,000 (between $25,000 and $35,000 for unmarried taxpayers and between $0 and $10,000 for a married taxpayer filing separately) if the taxpayer and his or her spouse file a joint return and either is an active participant in an employer sponsored retirement plan.

An individual and a working spouse each may have an IRA with the above-described limit on each. An individual with an IRA may establish an additional IRA for a non-working spouse (one with income of $250 or less) if they file a joint return. Contributions to the two IRAs together are deductible up to the lesser of $2,250 or 100% of compensation.

No deduction is allowed for contributions made for the year in which the individual attains age 70 1/2 and years thereafter. Contributions for that year and for years thereafter will result in certain adverse tax consequences.

Non-deductible contributions may be made to IRAs until the year in which the individual attains age 70 1/2. Although these contributions may not be deducted, taxes on their earnings are deferred until the earnings are distributed. The maximum permissible non-deductible contribution is $2,000 for an individual taxpayer and $2,250 for a taxpayer and non-working spouse. These limits are reduced by the amount of any deductible contributions made by the taxpayer.

Contributions may be made with respect to a particular year until the due date of the individual's federal income tax return for that year, not including extensions. However, for reporting purposes, SMA Life will regard contributions as being applicable to the year made unless it receives notice to the contrary.

All annuity payments and other distributions under an IRA will be taxed as ordinary income unless the owner has made non-deductible contributions. In addition, a minimum level of distributions must begin no later than April 1 following the year in which the individual attains age 70 1/2 and must be made in accordance with Section 401(a)(9) of the Code. Failure to make distributions as so required may result in certain adverse tax consequences to the individual.

Distributions from all of an individual's IRAs are treated as if they were a distribution from one IRA and all distributions during the same taxable year are treated as if they were one distribution. An individual who makes a non-deductible contribution to an IRA or receives a distribution from an IRA during the taxable year must provide certain information on the individual's tax return to enable the Internal Revenue Service to determine the proportion of the IRA balance which represents non-deductible contributions. If the required information is provided, that part of the amount withdrawn which is proportionate to the individual's aggregate non-deductible contributions over the aggregate balance of all of the individual's IRAs, is excludable from income.

Distributions which are a return of a non-deductible contribution are non-taxable, as they represent a return of basis. If the required information is not provided to the Internal Revenue Service, distributions from an IRA to which both deductible and non-deductible contributions have been made are presumed to be fully taxable.

SIMPLIFIED EMPLOYEE PENSIONS. Simplified employee pensions ("SEPs") may be established under Code Section 408(k) if certain requirements are met. A SEP is an IRA to which the employer contributes under a written formula. Currently, a SEP may accept employer contributions each year up to $30,000 or 15% of compensation (as defined), whichever is less. To establish SEPs the employer must make a contribution for every employee age 21 and over who has performed services for the employer for at least three of the five immediately preceding calendar years and who has earned at least $300 (as indexed for inflation) for the year.

The employer's contribution is excluded from the employee's gross income for the taxable year for which it was made up to the $30,000/15% limit. In addition to the employer's contribution, the employee may contribute 100% of the employee's earned income, up to $2,000, to the SEP, but such contributions will be subject to the rules described above in "INDIVIDUAL RETIREMENT ACCOUNT PLANS."

These plans are subject to the general employer's deduction limitations applicable to all corporate qualified plans.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX-EXEMPT ORGANIZATIONS. Under the provisions of Section 403(b) of the Code, purchase payments made for annuity contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that the aggregate purchase payments for such annuity contracts in any year do not exceed the maximum contribution permitted under the Code.

A Contract qualifying under Section 403(b) of the Code must provide that withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon may not begin before the employee attains age 59 1/2, separates from service, dies, or becomes disabled. In the case of hardship a Contract Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10% penalty tax as a premature distribution, in addition to income tax. Also, there is a mandatory 20% income tax withholding on any eligible rollover distribution, unless it is a direct rollover to another qualified plan in accordance with IRS rules.

The distribution restrictions are effective for years beginning after December 31, 1988, but only with respect to amounts that were not held under the Contract as of that date.

TEXAS OPTIONAL RETIREMENT PROGRAM. Under a Code Section 403(b) annuity contract issued as a result of participation in the Texas Optional Retirement Program, distributions may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These restrictions are imposed by reason of an opinion of the Texas Attorney General interpreting the Texas laws governing the Optional Retirement Program.

SECTION 457 PLANS FOR STATE GOVERNMENTS AND TAX-EXEMPT ENTITIES. Code Section 457 allows employees of a state, one of its political subdivisions, or certain tax-exempt entities to participate in eligible government deferred compensation plans. An eligible plan, by its terms, must not allow deferral of more than $7,500 or 33-1/3% of a participant's includible compensation for the taxable year, whichever is less. Includible compensation does not include amounts excludable under the eligible deferred compensation plan or amounts paid into a Code Section 403(b) annuity. The amount a participant may defer must be reduced dollar-for-dollar by elective deferrals under a SEP, 401(k) plan or a deductible employee contribution to a 501(c)(18) plan. Under eligible deferred compensation plans the state, political subdivision, or tax-exempt entity will be owner of the Contract.

If an employee also participates in another eligible plan or contributes to a Code Section 403(b) annuity, a single limit of $7,500 will be applied for all plans. Additionally, the employee must designate how much of the $7,500 or 33-1/3% limitation will be allocated among the various plans. Contributions to an eligible plan will serve to reduce the maximum exclusion allowance for a Code
Section 403(b) annuity.

Amounts received by employees under such plans generally are includible in gross income in the year of receipt.

NON-INDIVIDUAL OWNERS. Non-individual Owners (e.g., a corporation) of deferred annuity contracts generally will be currently taxed on any increase in the cash surrender value of the deferred annuity attributable to contributions made after February 28, 1986. This rule does not apply to immediate annuities or to deferred annuities held by a qualified pension plan, an IRA, a 403(b) plan, estates, employers with respect to terminated pension plans, or a nominee or agent holding a contract for the benefit of an individual. Corporate-owned annuities may result in exposure to the alternative minimum tax, to the extent that such corporate-owned annuities result in an increase in a corporation's book income. For tax years beginning after 1989, corporate-owned annuities may result in exposure to the alternative minimum tax, to the extent that income on the annuities increases the corporation's adjusted current earnings.

                                  VOTING RIGHTS

To the extent required by law, SMA Life will vote Fund shares held by each Sub-Account in accordance with instructions received from Contract Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Fund together with a form with which to give voting instructions to SMA Life. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. SMA Life will vote in its discretion shares attributable to its investment in a Sub-Account. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result SMA Life determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contracts, SMA Life reserves the right to do so.

The number of votes which a Contract Owner or Annuitant may cast will be determined by SMA Life as of the record date established by the Fund.

During the accumulation period, the number of Fund shares attributable to each Contract Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Fund share.

During the annuity period, the number of Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Fund share. Ordinarily, the Annuitant's voting interest in the Fund will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by the Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities Exchange Act of 1934 and members of the National Association of

Securities Dealers, Inc. ("NASD"). The Contracts are also offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, is a registered broker-dealer, member of the NASD and an indirect wholly-owned subsidiary of State Mutual.

SMA Life pays commissions not to exceed 5.5% of purchase payments to broker-dealers which sell the Contracts. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of contract value. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contracts, including the recruitment and training of personnel, production of promotional literature, and similar services.

SMA Life intends to recoup commissions and other sales expenses through a combination of anticipated contingent deferred sales charges and profits from SMA Life's General Account. Commissions paid on the Contracts, including additional incentives or payments, do not result in any additional charge to Contract Owners or to the Separate Account. Any contingent deferred sales charges assessed on a Contract will be retained by SMA Life.

Contract Owners may direct any inquiries to their financial adviser or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, 508-855-3590.

                                     REPORTS

A Contract Owner is sent a report semi-annually which states certain financial information about the Funds. SMA Life will also furnish an annual report to the Contract Owner containing a statement of his or her account, including unit values and other information required by applicable law, rules and regulations.

                             PERFORMANCE INFORMATION

SMA Life from time to time may advertise the "total return" of the Sub-Accounts and the "yield" and "effective yield" of the Money Market Sub-Account. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Separate Account charges, and expressed as a percentage of the investment.

The "yield" of the Money Market Sub-Account refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar, but when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The total return, yield, and effective yield figures are adjusted to reflect the Sub-Account's asset charges. The total return figures also reflect the $30 annual Contract Fee and the contingent deferred sales charge which would be assessed if the investment were completely redeemed at the end of the specific period.

SMA Life may also advertise supplemental total return performance information. Supplemental total return refers to the total of the income generated by an investment in the Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses), adjusted by the Sub-Account's annual asset charges, and expressed as a percentage of the investment. Because it is assumed that the investment is NOT redeemed at the end of the specified period, the withdrawal charge is NOT included in the calculation of supplemental total return.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Sub-Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                  CHANGES IN OPERATION OF THE SEPARATE ACCOUNT

SMA Life reserves the right, subject to compliance with applicable law, to (1) transfer assets from the Separate Account or any Sub-Account to another of SMA Life's separate accounts or sub-accounts having assets of the same class, (2) to operate the Separate Account or Sub-Accounts as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act, and (4) to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if SMA Life determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account. In no event will the changes described above be made without notice to Contract Owners in accordance with the 1940 Act.

SMA Life reserves the right, subject to compliance with applicable law, to change the names of the Separate Account or any Sub-Accounts.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

SMA Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Fund are no longer available for investment or if in SMA Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, SMA Life may redeem the shares of that Fund and substitute shares of another registered open-end management company. SMA Life will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Contract Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable laws. The Separate Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by a Contract Owner.

SMA Life also reserves the right to establish additional Sub-Accounts, each of which would invest in shares corresponding to a new Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, SMA Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by SMA Life.

Shares of the Funds are also issued to separate accounts of SMA Life and its affiliates which issue variable life policies ("mixed funding") and other variable annuities. It is conceivable that in the future such mixed funding may be disadvantageous for variable life or variable annuity Contract Owners. Although SMA Life, the Trust, VIPF and T. Rowe do not currently foresee any such disadvantage to either variable life insurance or variable annuity Contract Owners, SMA Life and the Trustees of the Trust, VIPF and T. Rowe intend to monitor events in order to identify any material conflicts and to determine what action, if any should be taken in response thereto. If the Trustees of the Trust were to conclude that separate funds should be established for variable life and variable annuity separate accounts, SMA Life will bear the attendant expenses.

If any of these substitutions or changes are made, SMA Life may by appropriate endorsement change the Contract to reflect the substitution or change and will notify Contract Owners of all such changes. If SMA Life deems it to be in the best interest of Contract Owners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of SMA Life.

                               FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the Securities and Exchange Commission. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account, including the Fixed Account, are not subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the Contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission. ALLOCATIONS TO AND TRANSFERS TO AND FROM THE FIXED ACCOUNT ARE NOT PERMITTED IN CERTAIN STATES.

The General Account of SMA Life is made up of all of the general assets of SMA Life other than those allocated to any separate account. Allocations to the Fixed Account become part of the assets of SMA Life and are used to support insurance and annuity obligations.

A portion or all of purchase payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account, where available. The amount of any purchase payment allocated to the Fixed Account must be at least $500. Amounts less than $500 will be applied instead to the Money Market Sub-Account. Amounts allocated to the Fixed Account are guaranteed by SMA Life as to principal and a minimum rate of interest. Under the Contracts, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3.5% compounded annually. Additional "excess interest" may or may not be credited at the sole discretion of SMA Life. Initial and subsequent interest rates on amounts allocated to the Fixed Account, either as purchase payments, transfers or amounts remaining in the Fixed Account after the end of a guaranteed period ("maturity date"), will be guaranteed for periods of one year.

An amount may not be transferred from the Fixed Account to a Sub-Account prior to its maturity date or after the Annuity Date. The transfer must leave a balance with respect to the amount subject to maturity of at least $500, unless the entire amount is transferred. A transfer to the Fixed Account must involve an amount of at least $500. Any amount less than $500 will be transferred instead to the Money Market Sub-Account.

Prior to the maturity date, SMA Life will notify the Contract Owner of the new interest rate applicable for the next one-year period applicable both to new purchase payments and maturing amounts. Unless SMA Life receives in writing, at least five business days prior to the maturity date, a request from the Contract Owner to apply the maturing amount to a new guaranteed interest rate period of one year or to a Sub-Account, the amount will be transferred after the maturity date to the Money Market Sub-Account.

Transfers from the Fixed Account to a Sub-Account will be effected at the value next computed after the maturity date. For any period between the maturity date and the next Valuation Date for the Sub-Account, the amount to be transferred will remain in the Fixed Account at the then current rate.

If the Contract Owner makes partial withdrawals from his or her Contract, amounts must first be withdrawn from all allocations to Sub-Accounts before amounts allocated to the Fixed Account may be withdrawn. If a Contract is surrendered, partially redeemed, or annuitized under any fixed period certain, a contingent deferred sales charge is imposed if such event occurs before the purchase payments attributable to the surrender, withdrawal or annuitization have been credited to the Contract less than seven full Contract years. For the purpose of calculating surrender charges, surrenders and redemptions are deemed made pursuant to the FIFO ("first in, first out") method of accounting.
However, withdrawals from the Fixed Account will be made on a LIFO (last in, first out) basis; i.e., withdrawals will be made first from amounts attributable to the most recent purchase payment.

LOANS FROM THE FIXED ACCOUNT (QUALIFIED CONTRACTS ONLY). Loans will be permitted only for Contracts issued to a plan qualified under Section 401(a), 401(k) or 403(b) of the Code. Loans are permitted only from a Contract's accumulation in the Fixed Account, where available. The maximum loan amount is the amount determined under SMA Life's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract. Loans are subject to applicable retirement legislation and their taxation is determined under the Federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in SMA Life's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five (5) years.

The amount of payment on death, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

                                   APPENDIX B
                                 EXCHANGE OFFER


A.  VARIABLE CONTRACT EXCHANGE OFFER.

The Company reserves the right to suspend this exchange offer at any time. This exchange offer applies to all variable annuity contracts issued by SMA Life, except for variable annuity contract A3018-91 (and state variation forms thereof). A variable annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus. To effect an exchange, SMA Life should receive (1) a completed application for the Contract, (2) written request for the exchange, (3) the contract to be exchanged for the Contract, and (4) a signed Letter of Awareness.

CONTINGENT DEFERRED SALES CHARGE COMPUTATION. No surrender charge applicable to the contracts to be exchanged will apply to the surrender effecting the exchange. Where a contract, other than a Contract or variable annuity contract A3019-92 and state variations thereof ("contract A3019-92"), is exchanged for a Contract, the contingent deferred sales charge under the acquired Contract will be computed as if prior purchase payments for the exchanged contract had been made for the acquired Contract on the date of issue of the exchanged contract. Where another Contract or contract A3019-92 is exchanged for a new Contract, the contingent deferred sales charge under the acquired Contract will be computed as if prior purchase payments for the exchanged Contract or contract A3019-92 had been made for the acquired Contract at least as early as the date on which they were made for the exchanged Contract or contract A3019-92.

For those exchanged contracts for which a front-end sales charge was deducted from each purchase payment, the transferred accumulated values will be treated as "Old Payments" under the Contract, so that no deferred sales charge will be assessed on aggregate subsequent withdrawals from the Contract of up to the amount of the transferred accumulated values. For additional purchase payments made under the Contract after the transfer of accumulated value from the exchanged contract, the contingent deferred sales charge will be computed based on the number of years that the additional purchase payments to which the withdrawal is attributed have been credited under the Contract, as provided in this Prospectus.

SUMMARY OF DIFFERENCES BETWEEN THE ACQUIRED CONTRACT AND EXCHANGED CONTRACTS. The Contract and the variable contracts to which this exchange offer applies, if other than another Contract or contract A3019-92, differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the prospectuses of the Contract and the variable contract to be exchanged should be reviewed carefully before the exchange is made.

CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge under the Contract, as described in this Prospectus, imposes higher charge percentages against the excess amount redeemed and generally applies such percentages for a greater number of years than the exchanged contracts. For certain classes of exchanged contracts, new purchase payments, subject to the contingent deferred sales charge under the Contract, would not have been subject to the charge under the exchanged contract.

CONTRACT FEE AND ADMINISTRATIVE EXPENSE CHARGE. Under the Contract, SMA Life deducts a Contract Fee, at a maximum of $30, on each policy anniversary date and upon full surrender, when the Accumulated Value is $50,000 or less, and assesses each Subaccount with a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Subaccount. Depending on the class of contracts to which this exchange offer is made, either no policy fee is deducted or a policy fee of $9 is deducted twice a year. For certain classes of contracts, a combined sales and administrative expense is deducted from purchase payments. No administrative expense charge based on a percentage of Subaccount assets is imposed under the contracts to which this exchange offer is made.

TRANSFER CHARGE. No charges for transfers among the Subaccounts and the General Account are imposed for contracts to which this exchange offer is made. Currently, no such charge is imposed under the Contract and the first six transfers in a Contract year are guaranteed to be free of any charge. However, SMA Life reserves the right to assess a charge, guaranteed never to exceed $25, for the seventh and each subsequent transfer in a Contract year.

DEATH BENEFIT. The Contract offers a "stepped-up death benefit" which is not offered under the exchanged contract; namely, the minimum death benefit that would have been payable on the most recent fifth year Contract Anniversary, adjusted for subsequent purchase payments and withdrawals after that date. Upon exchange for the Contract, the accumulated value of the exchanged contract becomes the "purchase payment" for the Contract. Therefore, the prior purchase payments made for the exchanged contract would not become a basis for determining the gross payment (less redemptions) guarantee under the Contract. Consequently, whether the initial minimum death benefit under the Contract acquired in an exchange is greater than, equal to, or less than the death benefit of the exchanged contract depends upon whether the accumulated value transferred to the Contract is greater than, equal to, or less than the gross payments (less redemptions) under the exchanged contract.

ANNUITY TABLES. The contracts to which this exchange offer is made contain more favorable annuity tables than the Contract for use in determining the amount of the first variable annuity payment under the annuity options offered. The contracts and the Contract each provide minimum guarantees.

INVESTMENTS. Accumulated Value and purchase payments under the Contract may be allocated to several underlying funds in addition to those permitted under the exchanged contracts.

SUMMARY OF DIFFERENCES BETWEEN THE ACQUIRED CONTRACT AND CONTRACT A3019-92. The Contract and contract A3019-92 differ in the following material ways (the prospectuses of the Contract and contract A3019-92 should be reviewed carefully before any exchange):

CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge under the Contract, as described in this Prospectus, imposes lower charge percentages against the excess amount redeemed.

DEATH BENEFIT. The Contract offers a "stepped-up death benefit," which is the minimum death benefit that would have been payable on the most recent fifth year Contract Anniversary, adjusted for subsequent purchase payments and withdrawals after that date. Under contract A3019-92, the stepped-up death benefit applies to the most recent seventh year, rather than fifth year, contract anniversary. Upon exchange for the Contract, the accumulated value of exchanged contract A3019-92 becomes the "purchase payment" for the Contract. Therefore, the prior purchase payments made for exchanged contract A3019-92 would not become a basis for determining the gross payment (less redemptions) guarantee under the Contract. Consequently, whether the initial minimum death benefit under the Contract acquired in an exchange is greater than, equal to, or less than the death benefit of exchanged contract A3019-92 depends upon whether the accumulated value transferred to the Contract is greater than, equal to, or less than the gross payments (less redemptions) under exchanged contract A3019-92.

INVESTMENTS. Accumulated Value and purchase payments under the Contract and contract A3019-92 are allocable to different underlying funds underlying investment companies.

FIXED ACCOUNT. The Contract has a Fixed Account minimum guaranteed interest rate of 3.5% compounded annually. Contract A3019-92 has a fixed account minimum guaranteed interest rate of 5% compounded annually for the first five policy years, 4% compounded annually for the next five policy years, and 3.5% compounded annually thereafter. Under the Contract, amounts may not be transferred from the Fixed Account to a Sub-Account prior to the end of the applicable one-year guaranteed period.

B.  FIXED ANNUITY EXCHANGE OFFER.

This exchange offer also applies to all fixed annuity contracts issued by SMA Life. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the Contract's contingent deferred sales charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the Contract's value is not guaranteed and will vary depending on the investment performance of the underlying funds to which it is allocated. The Contract has a different charge structure than a fixed annuity contract, which includes not only a contingent deferred sales charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for SMA Life's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Subaccounts and the General Account), and expenses incurred by the underlying funds. Additionally, the interest rates offered under the General Account of the Contract and the Annuity Tables for determining minimum annuity payments may be different from those offered under the exchanged fixed contract.

C.  EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE.

Persons who, under the terms of this exchange offer, exchange their contract for the Contract and subsequently revoke the Contract within the time permitted, as described in the sections of this Prospectus captioned "RIGHT TO REVOKE CONTRACT," will have their exchanged contract automatically reinstated as of the date of revocation. The refunded amount will be applied as the new current accumulated value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the general account and subaccounts of the reinstated contract in the same proportion that the value in the general account and the value in each subaccount bore to the transferred accumulated value on the date of the exchange of the contract for the Contract. For purposes of calculating any contingent deferred sales charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

                                ALLMERICA SELECT
                                SEPARATE ACCOUNT

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

         INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS FUNDED THROUGH

                        ALLMERICA SELECT SEPARATE ACCOUNT



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT DATED MAY 1, 1995 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ALLMERICA INVESTMENTS, INC., 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, (508) 855-3590.




                             DATED OCTOBER  1, 1995

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . . . . . . . . . . . 2

TAXATION OF THE CONTRACT, THE SEPARATE ACCOUNT AND THE
COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

UNDERWRITERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

ANNUITY PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8



                         GENERAL INFORMATION AND HISTORY

Allmerica Select Separate Account ("Separate Account") is a separate investment account of Allmerica Financial Life Insurance and AnnuityCompany ("Company")
authorized by vote of the Board of Directors on March 5, 1992.   The Company was
formerly known as SMA Life Assurance Company until October 1, 1995. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000. The Company is wholly-owned by SMA Financial Corp., a Massachusetts holding company which is in turn wholly-owned by State Mutual Life Assurance Company of America ("State Mutual"). State Mutual is a mutual life insurance company organized under the laws of Massachusetts in 1844. State Mutual is in the process of converting from a mutual life insurance company to a stock life insurance company ("demutualization"). Following demutualization, State Mutual will be known as First Allmerica Financial Life Insurance Company and will be a wholly owned subsidiary of Allmerica Financial Corporation, 440 Lincoln Street, Worcester, Massachusetts.

Currently, 11 Subaccounts of the Separate Account are available under the Contracts. Each Subaccount invests in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), Variable Insurance Products Fund ("VIPF") or T. Rowe Price International Series, Inc. ("T. Rowe").

The Trust, VIPF and T. Rowe are open-end, diversified series investment companies. Seven different funds of the Trust are available under the Policies:
Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund. Three of the portfolios of VIPF are available under the Policies: the High Income Portfolio, Equity-Income Portfolio and Growth Portfolio. One portfolio of T. Rowe is available under the Policies: the International Stock Portfolio. Each Fund, Portfolio and Series available under the Contracts has its own investment objectives and certain attendant risks.

                       TAXATION OF THE CONTRACT, SEPARATE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contracts or the Separate Account.

The Separate Account is considered to be a part of and taxed with the operations of The Company. The Company is taxed as a life insurance company under subchapter L of the Code and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets, or existence of Contracts or the Separate Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners. The Separate Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Separate Account. Trust shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Trust shares is reflected on the records of the Trust and not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 1994 and 1993 and for each of the three years in the period ended December 31, 1994, and of Allmerica Select Separate Account as of December 31, 1994 and the periods in 1994 and 1993 indicated, included in this Statement of Additional Information constituting part of the Registration Statement, have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts.

                                  UNDERWRITERS

Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (NASD), serves as principal underwriter for the Contracts pursuant to a contract with the Company and the Separate Account. Allmerica distributes the Contracts on a best efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 was organized in 1969 as a wholly-owned subsidiary of State Mutual and is an indirect wholly-owned subsidiary of State Mutual.

The Contracts offered by this Prospectus are offered continuously and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling contracts are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions not to exceed 5.5% of purchase payments to entities which sell the Contracts. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to such entities based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contracts, including the recruitment and training of personnel, production of promotional literature, and similar services. Commissions paid on the Contracts, including additional incentives or payments, do not result in any additional charge to Contract Owners or to the Separate Account.

The aggregate amount of commissions retained by Allmerica Investments, Inc. was $0.00 in 1994, $833,623.78 in 1993 and $20,876.08 in 1992. The aggregate amount of commissions paid to independent broker/dealers was $7,477,332 in 1994, $5,124,559.37 in 1993 and $125,256.51 in 1992.

Commissions are paid by The Company and do not result in any charge to Contract Owners or to the Separate Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, partial redemption, and/or annuitization charges, profits from The Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by The Company, and the profit, if any, from the mortality and expense risk charge.

                                ANNUITY PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "COMPUTATION OF CONTRACT VALUES AND ANNUITY PAYMENTS" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value - Previous Valuation Period. . . . . . . $ 1.135000

(2) Value of Assets - Beginning of Valuation Period. . . . . . . . . $5,000,000

(3) Excess of investment income and net gains over capital losses. . . . $1,675

(4) Adjusted Gross Investment Rate for the valuation period (3):(2). . 0.000335


(5) Annual Charge (one day equivalent of 1.40% per annum). . . . . . . 0.000038

(6) Net Investment Rate (4)-(5). . . . . . . . . . . . . . . . . . . . 0.000297

(7) Net Investment Factor 1.000000 + (6) . . . . . . . . . . . . . . . 1.000297

(8) Accumulation Unit Value - Current Period (1)x(7) . . . . . . . . $ 1.135337

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the accumulated unit value at the end of the Valuation Period would have been $1.134577.

The method for determining the amount of annuity payments is described in detail under "COMPUTATION OF CONTRACT VALUES AND ANNUITY PAYMENTS" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Separate Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulation Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Contract Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or contingent deferred sales charge, the first monthly payment would be 44.800 multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed rate of 3-1/2% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3-1/2% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3-1/2% per annum) produces a factor of
1.000096. This is then multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

Method for Determining Variable Annuity Option V Redemption and Illustration Using Hypothetical Example. As discussed in the Prospectus under "DESCRIPTION OF VARIABLE ANNUITY OPTIONS," the Annuitant, or the beneficiary if the Annuitant has died, may choose at any time to redeem the Contract and receive its commuted value. Commuted value is the present value of remaining payments commuted at 3 1/2% interest. However, if the annuitant elects the redemption, the remaining payments are deemed to be the remaining payments that would have been payable had the Surrender Value, rather than the Accumulation Value, been applied at the Annuity Date. The determination of the commuted value upon redemption by an Annuitant may be illustrated by the following hypothetical example.

Assume an annuity period of 10 years or longer is elected. The number of Annuity Units each payment is based on would be calculated using the Accumulated Value. Assume this results in 267.5818 Annuity Units. Assume the commuted value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $321.10 a month for 60 months. If the commuted value was requested by a beneficiary, the value would be based on the present value at 3 1/2% interest of this stream of annuity payments. The commuted value would be $17,725.39. However, if the commuted value is requested by an Annuitant, the value is calculated as if the Surrender Value, not the Accumulated Value, had been used to calculate the number of Annuity units. Assume this results in 250 Annuity units. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3 1/2% of all remaining payments would be $16,560.72.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the prospectus under "PERFORMANCE INFORMATION." In addition, The Company may provide advertising, sales literature, periodic publications or other materials information on various topics of interest to Contract owners and prospective Contract owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contracts and the characteristics of and market for such financial instruments.


TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Accounts asset charge and any applicable contingent deferred sales charge which would be assessed upon complete redemption of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission. The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:
                (n)
        P(1 + T)   = ERV

Where:    P = a hypothetical initial payment to the Separate Account of $1,000

          T = average annual total return

          n = number of years

        ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the asset of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the policy was issued at the beginning of the period and (2) a complete surrender of the policy at the end of the period. The deduction of the contingent deferred sales charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

       Years from date of purchase         Charge as percentage
      payment to date of withdrawal      of New Purchase Payments
      -----------------------------            redeemed*
                                         ------------------------
                   0-1                             6.5%
                    2                              6%
                    3                              5%
                    4                              4%
                    5                              3%
                    6                              2%
                    7                              1%

*Subject to the maximum limit described in the prospectus.

No contingent deferred sales charge is deducted upon expiration of the periods specified above. In all calendar years, an amount equal to 10% of the Accumulated Value under the Contract is not subject to the contingent sales load.

The calculations of Total Return include the deduction of the $30 Annual Contract fee.


SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. However, it is assumed that the investment is NOT redeemed at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:
                (n)
        P(1 + T)   = EV

Where:    P = a hypothetical initial payment to the Separate Account of $1,000

          T = average annual total return

          n = number of years

          EV = the ending value of the $1,000 payment at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the policy is NOT redeemed at the end of the specified period, and there is therefore no adjustment for the contingent deferred sales charge that would be applicable if the policy was redeemed at the end of the period.

The calculations of Supplemental Total Return includes the deduction of the $30 Annual Policy fee.


YIELD AND EFFECTIVE YIELD - MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1994:

     Yield                 2.35%
     Effective Yield       2.37%
The yield and effective yield figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a charge reflecting the annual 1.40% deduction for mortality and expense risk and the administrative charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                       (365/7)
            Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield do NOT reflect the $30 Annual Policy fee.



                              FINANCIAL STATEMENTS

Financial Statements are included for the Company and for its Allmerica Select Separate Account.

SMA LIFE ASSURANCE COMPANY

FINANCIAL STATEMENTS

DECEMBER 31, 1994 and 1993

SMA LIFE ASSURANCE COMPANY


December 31, 1994




Financial Statements
Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . . . . 1
Statement of Financial Position. . . . . . . . . . . . . . . . . . . . . . . . 2
Statement of Operations and Changes in Stockholder's Equity. . . . . . . . . . 3
Statement of Cash Flows. . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . 5

                        REPORT OF INDEPENDENT ACCOUNTANTS


February 13, 1995

To the Board of Directors and Stockholder of SMA Life Assurance Company

In our opinion, the accompanying statement of financial position and the related statements of operations and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of SMA Life Assurance Company at December 31, 1994 and 1993, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 1 to the financial statements, the Company may adopt Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts", and Financial Accounting Standards Board Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", in 1996. If these pronouncements are adopted, the financial statements for the year ended December 31, 1994 will be retroactively restated for the effects of these changes in accounting principles.

Price Waterhouse LLP
Boston, Massachusetts

                           SMA LIFE ASSURANCE COMPANY
 (A Wholly Owned Subsidiary of State Mutual Life Assurance Company of America)


STATEMENT OF FINANCIAL POSITION
as of December 31
(in thousands)


ASSETS                                                      1994           1993
                                                            ----           ----
Cash                                                 $     7,248    $    10,172
Investments:
    Bonds                                              1,595,275      1,567,658
    Stocks                                                12,283         23,478
    Mortgage loans                                       295,532        383,059
    Policy loans                                         116,600        109,014
    Real estate                                           51,288         40,904
    Short term investments                                45,239          4,999
    Other investment assets                               27,443            314
                                                     -----------    -----------
       Total cash and investments                      2,150,908      2,148,598

Premiums deferred and uncollected                          5,452          6,953
Investment income due and accrued                         39,442         39,993
Other assets                                               6,548         12,560
Assets held in separate accounts                       1,869,695      1,296,620
                                                     -----------    -----------

                                                     $ 4,072,045    $ 3,504,724
                                                     -----------    -----------
                                                     -----------    -----------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:

Policy liabilities:
    Life reserves                                    $   890,880    $   905,813
    Annuity and other fund reserves                      928,325        925,098
    Accident and health reserves                         121,580        115,081
    Claims payable                                        11,720         10,476
                                                     -----------    -----------

       Total policy liabilities                        1,952,505      1,956,468

Expenses and taxes payable                                17,484         43,123
Other liabilities                                         32,445         26,069
Asset valuation reserve                                   20,786         10,964
Obligations related to separate account business       1,859,502      1,285,884
                                                     -----------    -----------

       Total liabilities                               3,882,722      3,322,508
                                                     -----------    -----------

Stockholder's equity:
    Common stock, $1,000 par value
       Authorized - 10,000 shares
       Issued and outstanding - 2,517 shares               2,517          2,517
    Additional paid-in capital                           199,307        199,307
    Unassigned deficit                                   (13,621)       (20,744)
    Special contingency reserves                           1,120          1,136
                                                     -----------    -----------
       Total stockholder's equity                        189,323        182,216
                                                     -----------    -----------

                                                     $ 4,072,045    $ 3,504,724
                                                     -----------    -----------
                                                     -----------    -----------

   The accompanying notes are an integral part of these financial statements.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

STATEMENT OF OPERATIONS AND
CHANGES IN STOCKHOLDER'S EQUITY
for the year ended December 31
(In thousands)



REVENUE                                                           1994           1993           1992
                                                                  ----           ----           ----
  Premiums and other considerations:
    Life                                                    $  195,633     $  189,285     $  181,992
    Annuities                                                  707,172        660,143        365,443
    Accident and health                                         31,927         35,718         35,612
    Reinsurance commissions and reserve adjustments              4,195          2,309          2,372
                                                            ----------     ----------     ----------

      Total premiums and other considerations                  938,927        887,455        585,419

  Net investment income                                        170,430        177,612        183,159
  Realized capital gains (losses), net of tax                  (17,172)        (7,225)           576
  Other revenue                                                 26,065         19,055         13,224
                                                            ----------     ----------     ----------

      Total revenue                                          1,118,250      1,076,897        782,378
                                                            ----------     ----------     ----------

POLICY BENEFITS AND OPERATING EXPENSES
  Policy benefits:
    Claims, surrenders and other benefits                      331,418        275,290        250,317
    Increase in policy reserves                                 40,113         15,292        159,127
                                                            ----------     ----------     ----------

      Total policy benefits                                    371,531        290,582        409,444

  Operating and selling expenses                               164,175        160,928        134,482
  Taxes, except capital gains tax                               22,846         19,066         29,540
  Net transfers to separate accounts                           553,295        586,539        199,164
                                                            ----------     ----------     ----------

      Total policy benefits and operating expenses           1,111,847      1,057,115        772,630
                                                            ----------     ----------     ----------

NET INCOME                                                       6,403         19,782          9,748

STOCKHOLDER'S EQUITY AT BEGINNING OF YEAR                      182,216        171,941        177,809
  Unrealized capital gains (losses) on investments              12,170         (9,052)       (20,770)
  Transfer from (to) asset valuation reserve                    (9,822)         1,974          2,883
  Other adjustments                                             (1,644)        (2,429)         2,271
                                                            ----------     ----------     ----------

STOCKHOLDER'S EQUITY AT END OF YEAR                         $  189,323     $  182,216     $  171,941
                                                            ----------     ----------     ----------
                                                            ----------     ----------     ----------


   The accompanying notes are an integral part of these financial statements.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

STATEMENT OF CASH FLOWS
for the year ended December 31
(In thousands)


CASH FLOW FROM OPERATING ACTIVITIES                               1994           1993           1992
                                                                  ----           ----           ----
  Premiums, deposits and other income                       $  962,147     $  902,725     $  602,253
  Allowances and reserve adjustments on
    reinsurance ceded                                            3,279         22,185         18,918
  Net investment income                                        173,294        182,843        182,531
  Net increase in policy loans                                  (7,585)        (7,812)        (8,777)
  Benefits to policyholders and beneficiaries                 (330,900)      (298,612)      (257,274)
  Operating and selling expenses and taxes                    (213,399)      (176,361)      (126,421)
  Net transfers to separate accounts                          (600,760)      (634,021)      (221,492)
  Other sources (applications)                                  19,868          7,757        (43,869)
                                                            ----------     ----------     ----------

NET CASH PROVIDED BY (USED IN)
OPERATING ACTIVITIES                                             5,944         (1,296)       145,869
                                                            ----------     ----------     ----------

CASH FLOW FROM INVESTING ACTIVITIES
  Sales and maturities of long term investments:
    Bonds                                                      478,512        386,414        400,636
    Stocks                                                          63             64             80
    Real estate and other invested assets                        3,008         11,094          4,350
    Repayment of mortgage principal                             65,334         79,844         95,972
    Capital gains tax                                             (968)        (3,296)            --
  Acquisition of long term investments:
    Bonds                                                     (508,603)      (466,086)      (710,371)
    Stocks                                                          --             --         (2,617)
    Real estate and other invested assets                      (24,544)        (2,392)        (1,910)
    Mortgage loans                                                (364)        (2,266)          (852)
  Other investing activities                                    18,934        (27,254)        (3,001)
                                                            ----------     ----------     ----------

NET CASH PROVIDED BY (USED IN)
INVESTING ACTIVITIES                                            31,372        (23,878)      (217,713)
                                                            ----------     ----------     ----------

Net change in cash and short term investments                   37,316        (25,174)       (71,844)

CASH AND SHORT TERM INVESTMENTS
  Beginning of the year                                         15,171         40,345        112,189
                                                            ----------     ----------     ----------

  End of the year                                           $   52,487     $   15,171     $   40,345
                                                            ----------     ----------     ----------
                                                            ----------     ----------     ----------


   The accompanying notes are an integral part of these financial statements.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND BASIS OF PRESENTATION - SMA Life Assurance Company (SMA Life or the "Company") is a wholly owned subsidiary of SMA Financial Corp., which is wholly owned by State Mutual Life Assurance Company of America (State Mutual), a mutual life insurance company. The stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by State Mutual in accordance with a policy established by vote of State Mutual's Board of Directors.

The Company's financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware and in conformity with practices prescribed by the National Association of Insurance Commissioners (NAIC), which are generally accepted accounting principles for mutual life insurance companies and their stock life insurance subsidiaries.

Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

VALUATION OF INVESTMENTS - Investments in bonds are carried principally at amortized cost, in accordance with NAIC guidelines. Preferred stocks are carried generally at cost and common stocks are carried at market value. Policy loans are carried principally at unpaid principal balances.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts. Mortgage loans are reduced for losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In determining the amount of the loss, management considers, among other things, the estimated fair value of the underlying collateral. Investment real estate and real estate acquired through foreclosure are carried at the lower of depreciated cost or market value.

An asset valuation reserve (AVR) for bonds, mortgage loans, stocks, real estate, and other invested assets is maintained by appropriations from surplus in accordance with a formula specified by the NAIC and is classified as a liability.

FINANCIAL INSTRUMENTS - In the normal course of business, the Company enters into transactions involving various types of financial instruments including investments such as bonds and stocks and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

RECOGNITION OF PREMIUM INCOME AND ACQUISITION COSTS - In general, premiums are recognized as revenue over the premium paying period of the policies; commissions and other costs of acquiring the policies are charged to operations when incurred.

SEPARATE ACCOUNTS - Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity and variable life contractholders. Assets consist principally of bonds, common stocks, and short term obligations at market value. The investment income, gains, and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in stockholder's equity.

INSURANCE RESERVES AND ANNUITY AND OTHER FUND RESERVES - Reserves for life insurance, annuities, and accident and health insurance are established in amounts adequate to meet the estimated future obligations of policies in force. These liabilities are computed based upon mortality, morbidity and interest rate assumptions applicable to these coverages, including provision for adverse deviation. Interest rates range from 3% to 6% for life insurance and 3 1/2% to 9 1/2% for annuities, and mortality and morbidity assumptions reflect the Company's experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Claims reserves are computed based on historical experience modified for expected trends in frequency and severity. Withdrawal characteristics of annuity and other fund reserves vary by contract.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

At December 31, 1994 and 1993, approximately 77% and 70%, respectively, of the contracts (included in both the general account and separate accounts of the Company) were not subject to discretionary withdrawal or were subject to withdrawal at book value less surrender charge.

FEDERAL INCOME TAXES - State Mutual, its non-insurance domestic subsidiaries and SMA Life file a consolidated United States Federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life taxable operating losses that can be applied to offset life company taxable income. Allmerica P&C and its subsidiaries file a separate United States Federal income tax return.

The Federal income tax for the non-life insurance subsidiaries is calculated on a separate return basis. Any current tax liability (benefit) is paid to (reimbursed by) State Mutual. Tax benefits resulting from taxable operating losses of the non-life subsidiaries are not reimbursed currently by State Mutual. However, to the extent such losses are utilized by the consolidated group, they are reflected as a liability of State Mutual.

The Federal income tax for the life companies is calculated on a line of business basis, excluding the operating results of the non-insurance subsidiaries and Allmerica P&C. The tax is allocated to each life company based on its contribution to the taxable income or loss of each line of business.

CAPITAL GAINS AND LOSSES - Realized capital gains and losses, net of applicable capital gains tax or benefit, exclusive of those transferred to the interest maintenance reserve (IMR), are included in the statement of operations. Unrealized capital gains and losses are reflected as direct credits or charges to stockholder's equity. The IMR, which is included in other liabilities, establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. Net realized gains and losses charged to the IMR are amortized into net investment income over the remaining life of the investment sold.

PENDING ACCOUNTING PRONOUNCEMENT - In April 1993, the Financial Accounting Standards Board (FASB) issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), which establishes a different definition of generally accepted accounting principles for mutual life insurance companies (and their stock life insurance subsidiaries). Under the Interpretation, financial statements of mutual life insurance companies (and their stock life insurance subsidiaries) which are prepared on the basis of statutory accounting, will no longer be characterized as in conformity with generally accepted accounting principles.

In January 1995, the FASB issued Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts" (SFAS No. 120), and the American Institute of Certified Public Accountants (AICPA) issued Statement of Position No. 95-1, "Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises" (SOP 95-1). SFAS No. 120 extends the requirements of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," to mutual life insurance enterprises. SOP 95-1 establishes accounting for certain participating life insurance contracts for mutual life insurance enterprises. SFAS No. 120 requires mutual life insurance enterprises (and permits stock life insurance enterprises) to apply the provisions of SOP 95-1 to those contracts which meet the conditions in SFAS No. 120.

FIN 40, SFAS No. 120 and SOP 95-1 are all effective for financial statements issued for fiscal years beginning after December 15, 1995.

Management of the Company has not yet determined the effect on its financial statements of applying the new pronouncements nor whether it will continue to present its general purpose financial statements in conformity with the statutory basis of accounting or adopt the accounting changes required in order to continue to present its financial statements in conformity with generally accepted accounting principles. If the Company chooses to adopt the accounting changes required, the effect of the changes would be reported retroactively through restatement of all previously issued financial statements beginning with the earliest year presented. The cumulative effect of adopting these changes would be included in the earliest year presented.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

NOTE 2 - INVESTMENTS

BONDS - The carrying value and fair value of investments in bonds,are as follows:

                                                                    December 31, 1994
                                                                    -----------------
                                                                  Gross          Gross
                                                    Carrying    Unrealized     Unrealized          Fair
(In thousands)                                       Value     Appreciation   Depreciation         Value
                                                     -----     ------------   ------------         -----
Federal government bonds                         $    17,651    $         8    $       762    $    16,897
State, local and government agency bonds               1,110             54             --          1,164
Foreign government bonds                              31,863             83          3,735         28,211
Corporate securities                               1,462,871          8,145         56,011      1,415,005
Mortgage-backed securities                            81,780            268          1,737         80,311
                                                 -----------    -----------    -----------    -----------

                                                 $ 1,595,275    $     8,558    $    62,245    $ 1,541,588
                                                 -----------    -----------    -----------    -----------
                                                 -----------    -----------    -----------    -----------

                                                                    December 31, 1994
                                                                    -----------------
                                                                  Gross          Gross
                                                    Carrying    Unrealized     Unrealized          Fair
(In thousands)                                       Value     Appreciation   Depreciation         Value
                                                     -----     ------------   ------------         -----
Federal government bonds                         $     7,969    $       356    $        --    $     8,325
State, local and government agency bonds              15,212            678             --         15,890
Foreign government bonds                              24,152            720              9         24,863
Corporate securities                               1,519,050         74,777          4,430      1,589,397
Mortgage-backed securities                             1,275             92             --          1,367
                                                 -----------    -----------    -----------    -----------

Total                                            $ 1,567,658    $    76,623    $     4,439    $ 1,639,842
                                                 -----------    -----------    -----------    -----------
                                                 -----------    -----------    -----------    -----------

The carrying value and fair value by contractual maturity at December 31, 1994, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligation back to the issuer. Mortgage-backed securities are classified based on expected maturities.


                                                                                 Carrying          Fair
(In thousands)                                                                     Value           Value
                                                                                   -----           -----
Due in one year or less                                                        $   225,814    $   224,695
Due after one year through five years                                              774,918        751,778
Due after five years through ten years                                             428,080        404,377
Due after ten years                                                                166,463        160,738
                                                                               -----------    -----------

Total                                                                          $ 1,595,275    $ 1,541,588
                                                                               -----------    -----------
                                                                               -----------    -----------

MORTGAGE LOANS AND REAL ESTATE - Mortgage loans and real estate investments, are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and are generally no more than 75% of the property value at the time the original loan is made. At December 31, 1994 and 1993, mortgage loan and real estate investments were distributed by the following types and geographic regions:

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)


(In thousands)

Property Type                                                                         1994           1993
-------------                                                                         ----           ----
Office buildings                                                                 $ 140,292      $ 172,694
Residential                                                                         57,061         74,514
Retail                                                                              72,787         72,756
Industrial/Warehouse                                                                39,424         62,572
Other                                                                               37,256         41,427
                                                                                 ---------      ---------

Total                                                                            $ 346,820      $ 423,963
                                                                                 ---------      ---------
                                                                                 ---------      ---------

Geographic Region                                                                     1994           1993
-----------------                                                                     ----           ----
South Atlantic                                                                   $  92,934      $ 118,434
East North Central                                                                  72,704         78,343
Middle Atlantic                                                                     48,688         58,291
Pacific                                                                             39,892         45,666
West North Central                                                                  27,377         33,325
Mountain                                                                            12,211         31,116
New England                                                                         26,613         28,759
East South Central                                                                   6,224          8,250
West South Central                                                                  20,177         21,779
                                                                                 ---------      ---------

Total                                                                            $ 346,820      $ 423,963
                                                                                 ---------      ---------
                                                                                 ---------      ---------

NET INVESTMENT INCOME - The components of net investment income for the year ended December 31 were as follows:


(In thousands)                                                         1994           1993           1992
                                                                       ----           ----           ----
Bonds                                                             $ 123,495      $ 126,729      $ 119,777
Stocks                                                                1,799            953            692
Mortgage loans                                                       31,945         40,823         52,406
Real estate                                                           8,425          9,493          8,412
Policy loans                                                          8,797          8,215          7,701
Other investments                                                     1,651            674            344
Short term investments                                                1,378            840          1,848
                                                                  ---------      ---------      ---------
                                                                    177,490        187,727        191,180
     Less investment expenses                                         9,138         11,026          8,035
                                                                  ---------      ---------      ---------

Net investment income, before IMR amortization                      168,352        176,701        183,145

     IMR amortization                                                 2,078            911             14
                                                                  ---------      ---------      ---------

Net investment income                                             $ 170,430      $ 177,612      $ 183,159
                                                                  ---------      ---------      ---------
                                                                  ---------      ---------      ---------


REALIZED CAPITAL GAINS AND LOSSES - Realized capital gains (losses) on investments for the years ended December 31 were as follows:


(In thousands)                                                         1994           1993           1992
                                                                       ----           ----           ----
Bonds                                                             $     645      $  10,133      $   3,302
Stocks                                                                  (62)            16             33
Mortgage loans                                                      (17,142)           (83)           162
Real Estate                                                             605         (2,044)         1,985
                                                                  ---------      ---------      ---------
                                                                    (15,954)         8,022          5,482
Less income tax                                                         968          3,296          4,623
                                                                  ---------      ---------      ---------

Net realized capital gains (losses) before transfer to IMR          (16,922)         4,726            859
Net realized capital gains transferred to IMR                          (250)       (11,951)          (283)
                                                                  ---------      ---------      ---------

Net realized capital gains (losses)                               $ (17,172)     $  (7,225)     $     576
                                                                  ---------      ---------      ---------
                                                                  ---------      ---------      ---------

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

Proceeds from voluntary sales of investments in bonds during 1994, 1993 and 1992 were $178,640 thousand, $131,783 thousand and $153,218 thousand, respectively. Gross gains of $3,010 thousand, $4,523 thousand and $3,043 thousand and gross losses of $4,553 thousand, $450 thousand and $139 thousand, respectively, were realized on those sales.

NOTE 3 - FAIR VALUE DISCLOSURES OF FINANCIAL INFORMATION

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments" requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be recognized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

FINANCIAL ASSETS:

CASH AND SHORT TERM INVESTMENTS - The carrying amounts reported in the statement of financial position approximate fair value.

BONDS - Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

STOCKS - Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS - Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans is limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS - The carrying amount reported in the statement of financial position approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FINANCIAL LIABILITIES:

ANNUITY AND OTHER FUND RESERVES (WITHOUT MORTALITY/MORBIDITY FEATURES) - Fair values for the Company's liabilities under individual annuity contracts are estimated based on current surrender values.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

The estimated fair values of the financial instruments as of December 31 were as follows:


                                                             1994                          1993
                                                             ----                          ----
                                                   Carrying         Fair        Carrying          Fair
(In thousands)                                      Value           Value         Value           Value
                                                    -----           -----         -----           -----
Financial Assets:
  Cash                                            $    7,248     $    7,248     $   10,172     $   10,172
  Short term investments                              45,239         45,239          4,999          4,999
  Bonds                                            1,595,275      1,541,588      1,567,658      1,639,842
  Stocks                                              12,283         12,283         32,478         32,478
  Mortgage loans                                     295,532        291,704        383,059        395,327
  Policy loans                                       116,600        116,600        109,014        109,014

Financial Liabilities:
  Individual annuity contracts                       869,230        862,662        870,112        865,668
  Supplemental contracts without life
    contingencies                                     16,673         16,673         14,842         14,842
  Other contract deposit funds                         1,105          1,105          1,317          1,317


NOTE 4 - FEDERAL INCOME TAXES

The federal income tax provisions for 1994, 1993 and 1992 were $13,109 thousand, $8,551 thousand and $18,108 thousand, respectively, which include taxes applicable to realized capital gains of $968 thousand, $3,296 thousand and $4,623 thousand.

The effective federal income tax rates were 67%, 30% and 65% in 1994, 1993 and 1992, respectively. The differences between the federal statutory rate and the Company's effective tax rates are primarily related to decreases in taxable income for the write-offs of mortgage loans; and increases in taxable income for differences in policyholder liabilities for federal income tax purposes and financial reporting purposes and the deferral of policy acquisition costs for
federal tax purposes.    The Company paid to State Mutual $14,353 thousand,
$8,100 thousand and $30,000 thousand in 1994, 1993 and 1992, respectively, for its federal income taxes.

The consolidated federal income tax returns are routinely audited by the Internal Revenue Service (IRS) and provisions are routinely made in the financial statements in anticipation of the results of these audits. The Internal Revenue Service (IRS) has completed its examination of all of the consolidated federal income tax returns through 1988. Deficiencies asserted with respect to tax years 1977 through 1981 have been paid and recorded and the consolidated group has filed a recomputation of such years with appeals claiming a refund with respect to certain agreed upon issues, but has not recognized any benefit in its financial statements. The consolidated group is currently considering its response to certain adjustments proposed by the IRS with respect to the consolidated federal income tax returns for 1982 and 1983. If upheld, these proposed adjustments would result in additional payments; however, the consolidated group will vigorously defend its position with respect to these adjustments. In management's opinion, adequate tax liabilities have been established for all years.

NOTE 5 - REINSURANCE

The Company participates in reinsurance to reduce overall risks, including exposure to large losses and to permit recovery of a portion of direct losses. Reinsurance contracts do not relieve the Company from its obligation to its policyholders. Reinsurance financial data for the years ended December 31, is as follows:


(In thousands)                                                         1994           1993           1992
                                                                       ----           ----           ----
Reinsurance premiums assumed                                       $  3,788       $  4,190       $  4,614
Reinsurance premiums ceded                                           17,430         14,798         15,570
Deduction from insurance liability including
  reinsurance recoverable on unpaid claims                           46,734         42,805         48,191


                           SMA LIFE ASSURANCE COMPANY
 (A Wholly Owned Subsidiary of State Mutual Life Assurance Company of America)

The Company cedes to State Mutual approximately 10% of its individual life
business.    Premiums ceded to State Mutual aggregated $7,771 thousand, $9,000 thousand and $9,586 thousand in 1994, 1993 and 1992, respectively. The Company has also entered into various reinsurance agreements with State Mutual under which certain insurance risks related to individual accident and health business, premium income and related expenses are assumed by the Company from State Mutual. Premiums assumed pursuant to these agreements aggregated $3,788 thousand, $4,190 thousand and $4,614 thousand in 1994, 1993 and 1992, respectively .

NOTE 6 - DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. While the Company is currently operating on a profitable basis, it has a negative earned surplus position and accordingly is precluded from paying dividends to State Mutual without the approval of the Commissioner of Insurance.

NOTE 7 - RELATED PARTY TRANSACTIONS

State Mutual provides management, operating personnel and facilities on a cost reimbursement basis to the Company. Expenses for services received from State Mutual were $102,461 thousand, $98,676 thousand and $88,273 thousand in 1994, 1993 and 1992, respectively. The net amounts payable to State Mutual and affiliates for accrued expenses and various other liabilities and receivables were $8,344 thousand and $12,182 thousand at December 31, 1994 and 1993, respectively.

During 1992, the Company sold a building to an affiliated company at its estimated fair value of $4,350 thousand. The Company recognized a capital gain on the sale, net of tax, in the amount of $1,310 thousand.

NOTE 8 - FUNDS ON DEPOSIT

In March 1994, the Company voluntarily withdrew from being licensed in New York. In connection with the withdrawal State Mutual, which is licensed in New York, became qualified to sell the products previously sold by SMA Life in New York. The Company agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of the Company for New York policyholders, claimants and creditors. As of December 31, 1994, the carrying value and fair value of the assets on deposit was $327,899 thousand and $323,474 thousand, respectively, which is in excess of the required amount.

Additional securities with a carrying value of $3,855 thousand and $3,353 thousand were on deposit with various other state and governmental authorities as of December 31, 1994 and 1993, respectively.

NOTE 9 - LITIGATION

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements.

                        ALLMERICA SELECT SEPARATE ACCOUNT


            STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1994

-----------------------------------------------------------------------------------------------------------------------------------

                                                                 SELECT AGGRESSIVE      SELECT GROWTH      SELECT GROWTH & INCOME
                                                                GROWTH SUB-ACCOUNT     SUB-ACCOUNT                SUB-ACCOUNT
                                                                       301                 302                       303
-----------------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investment in shares of Allmerica Investment Trust..........     $   49,181,325         $ 41,310,731        $   46,388,976
Receivable from SMA Life Assurance Company (Sponsor)........             31,970              142,966               144,708
                                                                  -------------          -----------        --------------
      Total assets..........................................         49,213,295           41,453,697            46,533,684

LIABILITIES:
Payable to SMA Life Assurance Company (Sponsor).............             --                   --                    --
                                                                  -------------         ------------       --------------
      Net assets............................................     $   49,213,295         $ 41,453,697        $  46,533,684
                                                                  -------------        -------------       --------------
                                                                  -------------        -------------       --------------
Net asset distribution by category:
  Qualified variable annuity policies.......................     $   15,055,176         $ 12,922,782        $  14,850,105
  Non-qualified variable annuity policies...................         34,158,119           28,530,915           31,683,579
  Value of investment by
   SMA Life Assurance Company (Sponsor).....................             --                   --                    --
                                                                 --------------         ------------        -------------

                                                                 $   49,213,295         $ 41,453,697       $   46,533,684
                                                                 --------------         ------------        -------------
                                                                 --------------         ------------        -------------

Qualified units outstanding, December 31, 1994..............         11,114,005           12,080,516           13,815,748
Net asset value per qualified unit, December 31, 1994.......     $     1.354613         $   1.069721       $     1.074868
Non-qualified units outstanding, December 31,1994...........         25,216,146           26,671,361           29,476,716
Net asset value per non-qualified unit, December 31, 1994...     $     1.354613         $   1.069721       $     1.074868


The accompanying notes are an integral part of these financial statements.

                                ALLMERICA SELECT SEPARATE ACCOUNT




-----------------------------------------------------------------------------------------------------------------------------------
                                                              SELECT INCOME      MONEY MARKET     SELECT INTERNATIONAL
                                                                SUB-ACCOUNT      SUB-ACCOUNT       EQUITY SUB-ACCOUNT
                                                                     304             305                 306
-----------------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investment in shares of Allmerica Investment Trust..........   $  33,649,572     $  33,771,438       $  21,078,300
Receivable from SMA Life Assurance Company (Sponsor)........         105,286              --               135,019
                                                               -------------     -------------       -------------
Total assets................................................
                                                                  33,754,858        33,771,438          21,213,319
                                                               -------------     -------------       -------------


LIABILITIES:
Payable to SMA Life Assurance Company (Sponsor).............           --              492,876              --
                                                               -------------     -------------       -------------
     Net assets.............................................   $  33,754,858     $  33,278,562       $  21,213,319
                                                               -------------     -------------       -------------
                                                               -------------     -------------       -------------


Net asset distribution by category:
  Qualified variable annuity policies.......................   $  12,257,989     $   13,490,960       $  7,120,328
  Non-qualified variable annuity policies...................      21,496,869         19,787,602         14,092,895
  Value of investment by
   SMA Life Assurance Company (Sponsor).....................           --                --                     96
                                                               -------------     --------------       ------------
                                                               $  33,754,858     $   33,278,562       $ 21,213,319
                                                               -------------     --------------       ------------
                                                               -------------     --------------       ------------
Qualified units outstanding, December 31, 1994..............      11,920,716         12,906,255          7,446,055
Net asset value per qualified unit, December 31, 1994.......   $    1.028293     $     1.045304       $    .956255
Non-qualified units outstanding, December 31,1994...........      20,905,393         18,929,997         14,737,691
Net asset value per non-qualified unit, December 31, 1994...   $    1.028293     $     1.045304       $    .956255

                        ALLMERICA SELECT SEPARATE ACCOUNT

          STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1994


-----------------------------------------------------------------------------------------------------------------------------------
                                                                SELECT AGGRESSIVE         SELECT GROWTH       SELECT GROWTH & INCOME
                                                               GROWTH SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                      301                     302                 303
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends.............................................                --                $   124,749      $   1,962,154


EXPENSES:
   Mortality and expense risk fees.......................       $       474,221                396,591            443,314
   Administrative expense charges........................                56,907                 47,591             53,198
                                                                ---------------            -----------      -------------
         Total expenses..................................               531,128                444,182            496,512
                                                                ---------------            -----------      -------------

   Net investment income (loss)..........................              (531,128)              (319,433)         1,465,642
                                                                ---------------            -----------      -------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain (loss)..............................               207,996                19,589              1,454
   Net unrealized (loss).................................            (1,312,608)             (667,555)        (1,845,613)
                                                                ---------------            -----------      -------------

Net realized and unrealized gain (loss) on investments...            (1,104,612)             (647,966)        (1,844,159)
                                                                ---------------            -----------      -------------

Net increase (decrease) in net assets from operations....       $    (1,635,740)           $ (967,399)      $   (378,517)

                                                                ---------------            -----------      -------------
                                                                ---------------            -----------      -------------

(a)  For the period May 2, 1994 (date of initial investment) to December 31, 1994.


The accompanying notes are an integral part of these financial statements.

                                 ALLMERICA SELECT SEPARATE ACCOUNT



-----------------------------------------------------------------------------------------------------------------------------------
                                                             SELECT INCOME        MONEY MARKET       SELECT INTERNATIONAL
                                                              SUB-ACCOUNT          SUB-ACCOUNT       EQUITY SUB-ACCOUNT
                                                                  304                  305                 306(a)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends.............................................     $1,688,807          $ 979,483          $   45,754


EXPENSES:

   Mortality and expense risk fees.......................        347,627            302,259             127,856
   Administrative expense charges........................         41,715             36,271              15,343
                                                              ----------          ---------           ---------
         Total expenses..................................        389,342            338,530             143,199
                                                              ----------          ---------           ---------
   Net investment income (loss)..........................      1,299,465            640,953             (97,445)
                                                              ----------          ---------           ---------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain (loss)..............................       (147,474)               --               (6,755)
   Net unrealized (loss).................................     (2,781,132)               --             (687,448)
                                                              ----------          ---------            ---------



Net realized and unrealized gain (loss) on investments...     (2,928,606)               --             (694,203)
                                                              ----------          ---------            ---------
Net increase (decrease) in net assets from operations....    $(1,629,141)        $  640,953            $(791,648)
                                                             -----------         ----------            ---------
                                                             -----------         ----------            ---------

                                 ALLMERICA SELECT SEPARATE ACCOUNT

                                  STATEMENTS OF CHANGES IN NET ASSETS


-----------------------------------------------------------------------------------------------------------------------------------
                                                                   SELECT AGGRESSIVE GROWTH                        SELECT GROWTH
                                                                       SUB-ACCOUNT 301                            SUB-ACCOUNT 302
                                                                      FOR THE YEAR ENDED                        FOR THE YEAR ENDED
                                                                12/31/94             12/31/93                12/31/94      12/31/93
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)........................... $   (531,128)       $    (178,187)        $     (319,433)   $   (142,339)
   Net realized gain (loss) from security transactions....      207,996            1,167,433                 19,589         481,477
  Net unrealized gain (loss) on investments...............   (1,312,608)           1,598,311               (667,555)        370,406
                                                           ------------         ------------         --------------     ------------

  Net increase (decrease) in net assets from operations...   (1,635,740)           2,587,557               (967,399)        709,544

FROM CAPITAL TRANSACTIONS:
  Net purchase payments...................................   11,026,474            2,737,111              9,817,670       2,874,042
  Terminations............................................   (1,258,707)             (79,578)            (1,075,950)        (97,571)
  Annuity benefits........................................     (201,782)              (9,229)               (66,496)        (11,617)
  Other transfers from (to) the General Account of
     SMA Life Assurance Company (Sponsor).................   16,623,836           20,415,338             11,321,922      18,861,255
  Net increase(decrease) in investment by
     SMA Life Assurance Company (Sponsor).................       --               (7,102,102)                --          (5,703,393)
                                                            -----------         ------------         --------------    ------------

  Net increase in net assets from capital transactions.....  26,189,821           15,961,540             19,997,146      15,922,716
                                                            -----------         ------------         --------------    ------------

  Net increase in net assets...............................  24,554,081           18,549,097             19,029,747      16,632,260

NET ASSETS:
  Beginning of year........................................  24,659,214            6,110,117             22,423,950       5,791,690
                                                            -----------          -----------         --------------    ------------

  End of year.............................................. $49,213,295        $  24,659,214         $   41,453,697    $ 22,423,950
                                                            -----------        -------------         --------------    ------------
                                                            -----------        -------------         --------------    ------------

* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                          ALL AMERICA SELECT SEPARATE ACCOUNT


-------------------------------------------------------------------------------------------------------------------------------
                                                               SELECT GROWTH & INCOME                   SELECT INCOME
                                                                  SUB-ACCOUNT  303                     SUB-ACCOUNT 304
                                                                 FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                                           12/31/94          12/31/93            12/31/94           12/31/93
--------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)........................... $    1,465,642   $    160,111       $   1,299,465     $    673,256
   Net realized gain (loss) from security transactions....          1,454         56,963            (147,474)         118,744
   Net unrealized gain (loss) on investments..............     (1,845,613)       502,550          (2,781,132)         (34,491)
                                                            --------------   -------------      --------------    -------------

  Net increase (decrease) in net assets from operations...       (378,517)       719,624          (1,629,141)         757,509

FROM CAPITAL TRANSACTIONS:
  Net purchase payments...................................     10,185,183      2,717,741           7,881,724        2,743,782
  Terminations............................................     (1,229,097)      (124,495)         (1,318,815)        (177,819)
  Annuity benefits........................................       (298,294)       (13,647)           (303,752)         (13,617)
  Other transfers from (to) the General Account of
     SMA Life Assurance Company (Sponsor).................     15,548,998     19,233,731           9,055,027       16,887,284

  Net increase(decrease) in investment by
     SMA Life Assurance Company (Sponsor).................         --         (2,153,694)             --           (5,506,915)
                                                            --------------   -------------      -------------     -------------
  Net increase in net assets from capital transactions....     24,206,790     19,659,636          15,314,184       13,932,715
                                                            --------------   -------------      -------------     -------------

Net increase in net assets...............................      23,828,273     20,379,260          13,685,043       14,690,224

NET ASSETS:
  Beginning of year......................................      22,705,411      2,326,151          20,069,815        5,379,591
                                                            --------------   -------------       -------------    -------------

   End of year...........................................   $  46,533,684   $ 22,705,411       $  33,754,858     $20,069,815
                                                            --------------   -------------      --------------    -------------
                                                            --------------   -------------      --------------    -------------

-----------------------------------------------------------------------------------------------------------------------
                                                                       MONEY MARKET         SELECT INTERNATIONAL EQUITY
                                                                     SUB-ACCOUNT  305             SUB-ACCOUNT  306
                                                                    FOR THE YEAR ENDED            FOR THE PERIOD
                                                                  12/31/94        12/31/93     5/02/94* to 12/31/94
-----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)...........................   $     640,953   $     124,159          $     (97,445)
   Net realized gain (loss) from security transactions....           --              --                    (6,755)
   Net unrealized gain (loss) on investments..............           --              --                  (687,448)
                                                              --------------  --------------         -------------
   Net increase (decrease) in net assets from operations...        640,953         124,159               (791,648)

FROM CAPITAL TRANSACTIONS:
  Net purchase payments...................................      83,357,219      93,649,052              6,893,849
  Terminations............................................      (1,724,705)        (93,725)              (422,797)
  Annuity benefits........................................        (536,208)         (7,513)               (39,074)
  Other transfers from (to) the General Account of
     SMA Life Assurance Company (Sponsor).................     (68,653,676)    (74,929,761)            15,572,889

  Net increase(decrease) in investment by
     SMA Life Assurance Company (Sponsor).................          --              --                        100
                                                              -------------    -------------          -------------
  Net increase in net assets from capital transactions.....     12,442,630      18,618,053             22,004,967
                                                              -------------    -------------          -------------

  Net increase in net assets...............................     13,083,583      18,742,212             21,213,319
                                                              -------------    -------------          -------------
NET ASSETS:
  Beginning of year........................................     20,194,979       1,452,767                   --
  End of year..............................................   $ 33,278,562   $  20,194,979           $ 21,213,319
                                                              -------------   --------------         --------------
                                                              -------------   --------------         --------------

                        ALLMERICA SELECT SEPARATE ACCOUNT

                 NOTES TO FINANCIAL STATEMENTS  - December 31, 1994


NOTE 1 - ORGANIZATION

   Allmerica Select Separate Account (Allmerica Select) is a separate investment account of SMA Life Assurance Company (the Company). Allmerica Select was established on March 5, 1992 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity policies issued by the Company. The Company is a wholly-owned subsidiary of State Mutual Life Assurance Company of America (State Mutual). Under applicable insurance law, the assets and liabilities of Allmerica Select are clearly identified and distinguished from the other assets and liabilities of the Company. Allmerica Select cannot be charged with liabilities arising out of any other business of the Company.

   Allmerica Select is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Allmerica Select currently offers six Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of State Mutual. The Trust is an open-end, diversified series management investment company registered under the 1940 Act.

   Allmerica Select has two types of variable annuity policies, "qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of
Section 401, 403, 408, or 457 of the Internal Revenue Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified policy or a non-qualified policy.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   Investments - Security transactions are recorded on the trade date. Investments in shares of the Trust are stated at the net asset value per share of the respective investment portfolio of the Trust. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust at net asset value.

   Federal Income Taxes - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated Federal Income Tax return with State Mutual. The Company anticipates no tax liability resulting from the operations of Allmerica Select. Therefore,no provision for income taxes has been charged against Allmerica Select.

    Capital Transactions - The components of the prior year's net increase (decrease) in net assets from capital transactions have been disclosed in the current year Statements of Changes in Net Assets to conform to the current presentation.

                        ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 3 - INVESTMENTS

   The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust at December 31, 1994 were as follows:



-----------------------------------------------------------------------------------------------------------------------------------

                                                                      PORTFOLIO INFORMATION
    SUB/            INVESTMENT                      NUMBER OF              AGGREGATE                      NET ASSET
    ACCOUNT           PORTFOLIO                       SHARES                   COST                    VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------------------------

    301             Select Aggressive Growth        35,204,957             $ 47,907,846                    $ 1.397
    302             Select Growth                   37,589,382               41,052,456                      1.099
    303             Select Growth & Income          45,169,402               47,750,493                      1.027
    304             Select Income                   36,182,335               36,525,752                      0.930
    305             Money Market                    33,771,438               33,771,438                      1.000
    306             Select International Equity     21,888,162               21,765,747                      0.963

NOTE 4 - RELATED PARTY TRANSACTIONS

   The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account but are paid to the Company on a monthly basis. Net purchase payments represent gross purchase payments less applicable premium taxes.

   A contract fee is currently deducted on the policy anniversary date and upon full surrender of the policy. The contract fee is $30. For the year ended December 31, 1994, contract fees deducted from accumulated value in the Sub-Accounts amounted to $79,967.

   Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of State Mutual, is principal underwriter and general distributor of Allmerica Select, and does not receive any compensation for sales of the Allmerica Select policies. Commissions are paid by the Company to registered representatives of broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers. As the current series of policies have a contingent deferred sales charge, no deduction is made for sales charges at the time of the sale. For the year ended December 31, 1994, the Company received $168,183 for contingent deferred sales charges applicable to Allmerica Select.

                        ALLMERICA SELECT SEPARATE ACCOUNT

Note 5 - POLICYOWNERS AND SPONSOR TRANSACTIONS

   Transactions from policyowners and sponsor were as follows:



                                                   PERIOD ENDED DECEMBER 31,
                                                 1994                           1993
                                                 ----                           ----
                                     UNITS               AMOUNT          UNITS           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Sub-Account 301
Issuance of units..............     27,423,000        $ 37,965,912    18,235,079    $ 24,155,579
Redemption of units............     (8,631,521)        (11,776,091)   (5,819,624)     (8,194,039)
                                    -----------       ------------    -----------   ------------

Net increase...................     18,791,479        $ 26,189,821    12,415,455    $ 15,961,540
                                    -----------       ------------    -----------   ------------
                                    -----------       ------------    -----------   ------------


Sub-Account 302
Issuance of units..............     24,898,964        $ 27,008,384    21,303,709    $ 22,888,759
Redemption of units............     (6,512,593)         (7,011,238)   (6,183,908)     (6,966,043)
                                    -----------       ------------    -----------   ------------

Net increase...................     18,386,371        $ 19,997,146    15,119,801    $ 15,922,716
                                    -----------       ------------    -----------   ------------
                                    -----------       ------------    -----------   ------------


Sub-Account 303
Issuance of units..............     27,804,581        $ 30,134,264    21,269,739    $ 22,478,875
Redemption of units............     (5,495,408)         (5,927,474)   (2,626,432)     (2,819,239)
                                    -----------       ------------    -----------   ------------

Net increase...................     22,309,173        $ 24,206,790    18,643,307    $ 19,659,636
                                    -----------       ------------    -----------   ------------
                                    -----------       ------------    -----------   ------------


Sub-Account 304
Issuance of units..............     23,000,672        $ 23,944,394    18,994,334    $ 20,615,574
Redemption of units............     (8,494,763)         (8,630,210)   (6,046,719)     (6,682,859)
                                    -----------       ------------    -----------    ------------

Net increase...................     14,505,909        $ 15,314,184    12,947,615    $ 13,932,715
                                    -----------       ------------    -----------   ------------
                                    -----------       ------------    -----------   ------------


Sub-Account 305
Issuance of units..............     94,156,251        $ 96,953,841    94,347,724    $ 95,561,385
Redemption of units............    (82,122,357)        (84,511,211)  (75,992,385)    (76,943,332)
                                   -----------         ------------  -----------    ------------

Net increase...................     12,033,894        $ 12,442,630    18,355,339    $ 18,618,053
                                    -----------       ------------    -----------   ------------
                                    -----------       ------------    -----------   ------------


Sub-Account 306
Issuance of units...............    23,987,394        $ 23,788,465         --       $     --
Redemption of units.............    (1,803,648)         (1,783,498)        --             --
                                    -----------        ------------   -----------   ------------

Net increase....................    22,183,746        $ 22,004,967         --       $     --
                                    -----------       ------------    -----------   ------------
                                    -----------       ------------    -----------   ------------

                        ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - DIVERSIFICATION REQUIREMENTS


  Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the `adequately diversified' requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Allmerica Select satisfies the current requirements of the regulations, and it intends that Allmerica Select will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

   Cost of purchases and proceeds from sales of the Trust shares by Allmerica Select during the year ended December 31, 1994 were as follows:


   SUB-
ACCOUNT       INVESTMENT PORTFOLIO              PURCHASES          SALES
-------       --------------------           ---------------   -------------
 301         Select Aggressive Growth.....   $   30,448,558    $   4,682,969
 302         Select Growth................       21,463,923        1,817,851
 303         Select Growth & Income.......       26,608,141          985,266
 304         Select Income................       18,941,056        2,273,431
 305         Money Market.................       42,069,498       27,090,344
 306         Select International Equity..       22,225,784          453,281
                                             --------------    --------------

             Totals.......................   $  161,756,960    $  37,303,142
                                             --------------    -------------
                                             --------------    -------------

                        REPORT OF INDEPENDENT ACCOUNTANTS





To the Board of Directors of SMA Life
Assurance Company and Policyowners
of Allmerica Select Separate Account
of SMA Life Assurance Company

       In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Select Aggressive Growth, Select Growth, Select Growth & Income, Select Income, Money Market and Select International Equity Sub-Accounts (constituting the Allmerica Select Separate Account of SMA Life Assurance Company) at December 31, 1994, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of SMA Life Assurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1994 by correspondence with the Trust, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts

February 13, 1995

                           PART C.  OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS

     FINANCIAL STATEMENTS INCLUDED IN PART A
     None

     FINANCIAL STATEMENTS INCLUDED IN PART B
     Financial Statements for SMA Life Assurance Company
     Financial Statements for Allmerica Select Separate Account

     FINANCIAL STATEMENTS INCLUDED IN PART C
     None

(B) EXHIBITS

Exhibit 1 -    Vote of Board of Directors Authorizing Establishment of
               Registrant dated March 5, 1992 was previously filed on April 15,
               1992, and is incorporated herein by reference.

Exhibit 2 -    Not Applicable.  Pursuant to Rule 26a-2, the Insurance Company
               may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

Exhibit 3 -    Form of Underwriting and Administrative Services Agreement and
               Broker's Agreement were previously filed on August 14, 1992 and are incorporated herein by reference.

Exhibit 4 -    NY Group Specimen Policy Form and Certificate and Generic Policy
               Form were previously filed on April 15, 1992, and are incorporated herein be reference.

Exhibit 5 -    Specimen Generic Application Forms were previously filed on
               August 14, 1992, and are incorporated herein by reference.

Exhibit 6 -    The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change.

Exhibit 7 -    Not Applicable.

Exhibit 8 -    AUV Calculation Services Agreement with The Shareholder Services
               Group dated March 31, 1995 was previously filed on May 1, 1995, and is incorporated herein by reference.

Exhibit 9 -    Consent and Opinion of Counsel.

Exhibit 10 -   Consent of Independent Accountants.

Exhibit 11 -   None.

Exhibit 12 -   None.

Exhibit 13 -   None.

Exhibit 14 -   Not Applicable.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

     NAME AND POSITION               PRINCIPAL OCCUPATION
     -----------------               --------------------
Barry Z. Aframe               Vice President and Counsel, State Mutual
Vice President and Counsel

Abigail M. Armstrong          Counsel, State Mutual
Secretary and Counsel

Richard J. Baker              Vice President and Secretary, State Mutual
Director and Vice President

Whitworth F. Bird, Jr., M.D. Vice President and Medical Director, State Mutual Vice President and Medical
Director

Alan R. Boyer                 Vice President, State Mutual
Vice President

Mark R. Colborn               Vice President, and Controller, State Mutual
Vice President and Controller

Lisa M. Coleman               Vice President, State Mutual
Vice President

Dix F. Davis                  Vice President, State Mutual
Vice President

Bruce A. Emond                Vice President, State Mutual
Vice President

Edward W. Ford                Vice President, State Mutual
Vice President

Bruce H. Freedman             Vice President, State Mutual
Vice President

Brian L. Hirst                Vice President and Actuary, State Mutual
Vice President and Actuary

Kruno Huitzingh               Vice President and Chief Information Officer,
Vice President and Chief      State Mutual
Information Officer

John P. Kavanaugh             Vice President, State Mutual
Vice President

John F. Kelly                 Senior Vice President, General Counsel, and
Director                      Assistant Secretary, State Mutual

Richard H. Kremer             Vice President, State Mutual
Vice President

Jeffrey P. Lagarce            Vice President, State Mutual
Vice President

Joseph W. MacDougall, Jr.     Vice President, Associate General Counsel, and
Vice President, Associate     Assistant Secretary, State Mutual
General Counsel and
Assistant Secretary


William H. Mawdsley           Vice President and Actuary, State Mutual
Vice President and Actuary

Roderick A. McGarry, II       Vice President, State Mutual
Vice President

John W. Nunley                Vice President, State Mutual
Vice President

John F. O'Brien               Director, President and Chief Executive Officer,
Director and Chairman of      State Mutual
the Board

Edward J. Parry, III          Vice President and Treasurer, State Mutual
Vice President and Treasurer

Richard M. Reilly             Vice President, State Mutual
Director, President and CEO

Henry P. St. Cyr              Vice President and Asst. Treasurer, State Mutual
Vice President and Asst.
Treasurer

Eric Simonsen                 Vice President and Chief Financial Officer, State
Director, Vice President      Mutual
and Chief Financial Officer

Ann K. Tripp                  Vice President, State Mutual
Vice President

Jerome F. Weihs               Vice President, State Mutual
Vice President

Diane E. Wood                 Vice President, State Mutual
Vice President


Item 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT. See attached organization chart.


                 STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA


     NAME                     ADDRESS             TYPE OF BUSINESS
     ----                     -------             ----------------

AAM Equity Fund            440 Lincoln Street   Massachusetts Grantor
                           Worcester MA 01653     Trust

Allmerica Asset            440 Lincoln Street   Investment Advisory
 Management, Inc.          Worcester MA 01653     Services

Allmerica Employees        440 Lincoln Street   Insurance Agency
 Insurance Agency, Inc.    Worcester MA 01653

Allmerica Financial        440 Lincoln Street   Insurance Agency
 Services Insurance        Worcester, MA 01653
 Agency, Inc.

Allmerica Funds            440 Lincoln Street   Investment Company
                           Worcester MA 01653

Allmerica Institutional    440 Lincoln Street   Accounting, marketing
 Services, Inc.            Worcester MA 01653     and shareholder services for
                                                  investment companies


Allmerica Investment       440 Lincoln Street   Holding Company
 Services, Inc.            Worcester, MA 01653
 (formerly Allmerica
 Financial Services, Inc.)

Allmerica Investment       440 Lincoln Street   Investment Advisory

 Management Company, Inc.  Worcester MA 01653     Services

Allmerica Investments,     440 Lincoln Street   Securities, Retail Broker-
 Inc.                      Worcester MA 01653     Dealer

Allmerica Investment Trust 440 Lincoln Street   Investment Company
 (formerly SMA             Worcester MA 01653
 Investment Trust)

Allmerica Property and     440 Lincoln Street   Holding Company
 Casualty Companies, Inc.  Worcester MA 01653

Allmerica Realty Advisors, 440 Lincoln Street   Investment Advisory
 Inc.                      Worcester MA 01653     Services

Allmerica Securities Trust 440 Lincoln Street   Investment Company
                           Worcester MA 01653

Allmerica Services, Inc.   440 Lincoln Street   Service Company
                           Worcester MA 01653

Allmerica Trust Company,   440 Lincoln Street   Limited purpose national
 N.A.                      Worcester MA 01653     trust company

AMGRO, Inc.                472 Lincoln Street   Premium Financing
                           Worcester MA 01653

APC Funding Corp.          440 Lincoln Street   Special purpose funding
                           Worcester MA 01653     vehicle for commercial
                                                  paper

Beltsville Drive Limited   440 Lincoln Street   Real estate partnership
 Partnership               Worcester MA 01653

Citizens Corporation       440 Lincoln Street   Holding Company
                           Worcester MA 01653

Citizens Insurance         645 West Grand River Multi-line fire &
 Company of America        Howell MI 48843        casualty insurance


Citizens Insurance         645 West Grand River Multi-line fire &
 Company of Ohio           Howell MI 48843        casualty insurance

Citizens Management, Inc.  645 West Grand River Services management
                           Howell MI 48843        company

Greendale Special          440 Lincoln Street   Massachusetts Grantor
 Placements Fund           Worcester MA 01653     Trust

The Hanover American       100 North Parkway    Multi-line fire &
 Insurance Company         Worcester MA 01653     casualty insurance

The Hanover Insurance      100 North Parkway    Multi-line fire &
 Company                   Worcester MA 01605     casualty insurance

Hanover Texas Insurance    801 East Campbell    Incorporated Branch
 Management Company, Inc.  Road Richardson TX     Office of The Hanover
                           75081                  Insurance Company


Hanover Lloyd's Insurance  801 East Campbell    Multi-line fire &
 Company                   Road Richardson TX     casualty insurance
                           75081

Hollywood Center, Inc.     440 Lincoln Street   General business
                           Worcester MA 01653     corporation

Linder Skokie Real Estate  440 Lincoln Street   General business
 Corporation               Worcester MA 01653     corporation

Lloyds Credit Corporation  440 Lincoln Street   Premium financing
                           Worcester MA 01653     service franchises

Logan Wells Water Company, 603 Heron Drive      Water Company, serving
 Inc.                      Bridgeport NJ 08014    land development
                                                  investment

Massachusetts Bay          100 North Parkway    Multi-line fire &
Insurance Company          Worcester MA 01653     casualty

SMA Financial Corp.        440 Lincoln Street   Holding Company
                           Worcester MA 01653

Allmerica Fiancial Life    440 Lincoln Street   Life insurance, accident
 Insurance and Annuity     Worcester MA 01653     & health insurance,
 Company                                          annuities, variable annuities
                                                  and variable life insurance

Somerset Square, Inc.      440 Lincoln Street   General business
                           Worcester MA 01653     corporation

Sterling Risk Management   100 North Parkway    Risk management
 Services, Inc.            Worcester MA 01605     services



Item 27.  NUMBER OF CONTRACT OWNERS.

     As of December 31, 1994, there were 2,422 Contact holders of qualified Contracts and 3,439 Contract holders of non-qualified Contracts.

Item 28.  INDEMNIFICATION.

Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgement, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

Item 29.  PRINCIPAL UNDERWRITERS.

(a) Allmerica Investments, Inc. also acts as principal underwriter for the following:
     - VEL Account, VEL II Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K and VA-P of Allmerica Financial Life Insurance and Annuity Company
     - Separate Account I, Separate Accounts VA-K and VA-P, Inheiritage Account, Allmerica Select Separate and VEL II Account of State Mutual
     -    Allmerica Investment Trust

(b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

   Name                            Position or Office with Underwriter
   ----                            -----------------------------------
Abigail M. Armstrong          Secretary and Counsel

Philip J. Coffey              Vice President

Bob A. Freelove               Vice President

John F. Kelly                 Director

John F. O'Brien               Director

Stephen Parker                President and CEO

Edward J. Parry, III          Treasurer

Richard M. Reilly             Director

Eric A. Simonsen              Director

Ronald K. Smith               Vice President

Mark Steinberg                Senior Vice President

Robert T. Stemple             Vice President and Controller


Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts or on behalf of the Company by the Shareholder Services Group, Inc. at 290 Donald Lynch Boulevard, Marlborough, Massachusetts.

Item 31.  MANAGEMENT SERVICES.

Effective March 31, 1995, the Company has engaged The Shareholder Services Group, Inc., 53 State Street, Boston, Massachusetts to provide daily unit value calculations and related services for the Company's separate accounts.

Item 32.  UNDERTAKINGS.

(a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(b) The registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

(c) The registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

(d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM.

Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of

Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code
Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                  EXHIBIT TABLE


Exhibit 6 -    Company's Articles of Incorporation and Bylaws, as amended

Exhibit 9 -    Consent and Opinion of Counsel

Exhibit 10-    Consent of Independent Accountants

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned there unto duly authorized, all in the City of Worcester, and Commonwealth of Massachusetts on the 25th day of September, 1995. Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to its Registration Statement.

                                   SMA LIFE ASSURANCE COMPANY
                                   ALLMERICA SELECT SEPARATE
                                   ACCOUNT

                              Attest: /s/ Joseph W. MacDougall, Jr.
                                      ----------------------------
                                      Joseph W. MacDougall, Jr.
                                      Vice President, Associate General Counsel
                                      and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                Title                          Date
---------                -----                          ----
/s/ Richard M. Reilly    Director, President and        September 25, 1995
----------------------   Chief Executive Officer
Richard M. Reilly


/s/ John F. O'Brien      Director and Chairman of the
-----------------------  Board
John F. O'Brien


/s/ Eric A. Simonsen     Director, Vice President and
-----------------------  Chief Financial Officer
Eric A. Simonsen


/s/ Mark R. Colborn      Vice President and
-----------------------  Controller
Mark R. Colborn


/s/ Richard J. Baker     Director and Vice President
-----------------------
Richard J. Baker


/s/ John F. Kelly        Director
-----------------------
John F. Kelly